Nuveen Exchange-Traded Funds

FEBRUARY 28, 1998

SEMIANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NCA
NCP
NCO
NQC
NVC
NUC
California


Photo of: Family at swimming pool.

Highlights
As of February 28, 1998

   CONTENTS
 1 Dear Shareholder
 3 Portfolio Manager Roundtable
 5 NCA Performance Overview
 6 NCP Performance Overview
 7 NCO Performance Overview
 8 NQC Performance Overview
 9 NVC Performance Overview
10 NUC Performance Overview
11 Shareholder Meeting Report
13 Portfolio of Investments
43 Statement of Net Assets
45 Statement of Operations
47 Statement of Changes in Net Assets
49 Notes to Financial Statements
54 Financial Highlights
60 Building Better Portfolios
61 Fund Information

================================================================================

High Credit Quality Performance Highlights

Nuveen California Municipal Value Fund

PIE CHART:
AAA                     62%
AA                      12%
A                       10%
BBB/NR                  16%

o Stable Tax-Free Dividend for 5 Consecutive Months
o Taxable Equivalent Yield of 8.42% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 4-Star Rating from Morningstar


Nuveen California Performance Plus Municipal Fund

PIE CHART:
AAA                     49%
AA                      13%
A                       14%
BBB/NR                  24%


o Stable Tax-Free Dividend for 67 Consecutive Months
o Taxable Equivalent Yield of 9.31% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 4-Star Rating from Morningstar


Nuveen California Municipal Market Opportunity Fund

PIE CHART:
AAA                     51%
AA                       6%
A                       20%
BBB/NR                  23%


o Stable Tax-Free Dividend for 25 Consecutive Months
o Taxable Equivalent Yield of 9.39% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 1-Year Total Return of 10.03% Outperforms Lehman Brothers California Municipal Index

Nuveen California Investment Quality Municipal Fund

PIE CHART:
AAA                     50%
AA                       7%
A                       21%
BBB/NR                  22%


o Stable Tax-Free Dividend for 21 Consecutive Months
o Taxable Equivalent Yield of 9.30% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 4-Star Rating from Morningstar


Nuveen California Select Quality Municipal Fund

PIE CHART:
AAA                     42%
AA                      17%
A                       32%
BBB/NR                   9%


o Stable Tax-Free Dividend for 37 Consecutive Months
o Taxable Equivalent Yield of 9.35% for Investors in the 37.4% Federal and State Income Tax Bracket
o 1-Year Total Return of 9.83% Outperforms Lehman Brothers California Municipal Index

Nuveen California Quality Income Municipal Fund

PIE CHART:
AAA                     43%
AA                       9%
A                       37%
BBB/NR                  11%


o Stable Tax-Free Dividend for 16 Consecutive Months
o Taxable Equivalent Yield of 9.09% for Investors in the 37.4% Federal and State Income Tax Bracket
o 4-Star Rating from Morningstar

Dear Shareholder

Photo of: TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD



Wealth takes a lifetime to build. Once achieved, it should be preserved.

Over the past 12 months, the funds covered in this report have performed well, rewarding investors with dependable tax-free income and attractive returns. As of February 28, 1998, shareholders in the California funds were receiving current market yields that ranged from 5.27% to 5.88%. To match these yields, investors in the combined 37.4% federal and California state income tax bracket would have had to earn between 8.42% and 9.39% on taxable alternatives. Dividend stability continues to be a hallmark of the Nuveen exchange-traded funds, as the dividends for the six funds in this report were declared a total of 72 times over the past year with only one minor adjustment.

For the year ended February 28, 1998, the funds posted total returns on share price that ranged from 11.11% to 15.83%, equivalent to taxable returns of 14.85% to 19.64% for investors in the combined 37.4% federal and California tax bracket. For shareholders in higher tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 5-10.


MUNICIPAL MARKET REVIEW
The bond market enjoyed a period of solid performance over the past year, as the benign inflationary environment provided the ideal backdrop for fixed-income investments, including municipal issues. A shrinking federal deficit and the inactivity of the Federal Reserve, which has been on hold since its last interest rate tightening in March 1997, also contributed to the positive environment for bonds.

Between the end of February 1997 and February 1998, the yield on 30-year Treasury bonds dropped from 6.80% to 5.92%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.76% to 5.24%. The relatively tight spread between tax-free municipal bond yields and taxable Treasury bond yields, combined with municipals' comparatively low volatility and dependable tax-free income, continue to make municipal bonds an attractive opportunity for investors in higher tax brackets.

MEETING INVESTOR NEEDS
The stable income stream and attractive returns detailed on the following pages demonstrate that these exchange-traded funds continued to achieve their investment objectives. In today's market environment, many investors are seeking conservatively managed investments that enable them to strike the proper balance between reward and risk in their portfolios. With their focus on consistent performance and moderated risk, Nuveen's exchange-traded funds can be ideal for investors who want to build and sustain long-term financial security.


BUILDING BETTER PORTFOLIOS
Nuveen's broad range of leveraged and unleveraged municipal bond funds provide a variety of choices so that investors can select the risk level appropriate to their individual needs. Each of these funds is managed with the same value investing approach that emphasizes in-depth research, quality bond selection and careful monitoring. Our exchange-traded funds can also be combined with other Nuveen investments, creating the foundation for a well-balanced investment portfolio that offers risk resistance as well as tax efficiency.

As you review the performance of your fund and discuss the results with your financial adviser, we hope that you continue to think of Nuveen when seeking quality investment solutions that withstand the test of time. Your adviser can introduce you to a variety of other Nuveen products and services designed to round out your portfolio of core investments. These include the Nuveen Growth and Income Stock Fund, our two balanced funds, which emphasize capital appreciation and stability through a blend of equities and Treasury securities or municipal bonds, and the new Nuveen Rittenhouse Growth Fund, a blue chip equity mutual fund that provides a tax-efficient approach to building and sustaining wealth. We encourage you to talk to your financial adviser about our additional products and services to determine those that can best complement your current Nuveen investments.

On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,




TIMOTHY R. SCHWERTFEGER
Chairman of the Board

April 15, 1998



Sidebar text: "We hope that you continue to think of Nuveen when seeking quality investment solutions that withstand the test of time."

Nuveen California Exchange-Traded Funds
Portfolio Manager Roundtable

BILL FITZGERALD, JOHN GAMBLA AND STEVE KRUPA, PORTFOLIO MANAGERS OF THE CALIFORNIA EXCHANGE-TRADED FUNDS, REVIEW THE PAST YEAR IN THE CALIFORNIA MUNICIPAL MARKET AND TALK ABOUT FUND PERFORMANCE AND OPPORTUNITIES TO FIND VALUE.





WHAT FACTORS INFLUENCED THE PERFORMANCE OF MUNICIPAL BOND FUNDS OVER THE PAST YEAR?
Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Each of the funds covered in this report participated in the rally, with funds with longer durations generally reaping greater benefits.

As interest rates continued to decline, many of the funds assembled in the late 1980s and early 1990s, as these funds were, have seen a large percentage of their portfolios called away over the past three years. The proceeds from these calls have been redeployed in the longer end of the market, which gave a boost to fund performance. The bond calls themselves, however, acted to erode the dividends of older funds. Despite this, the dividends on these funds remain attractive and, combined with enhanced portfolio value and low volatility, have made the California funds an excellent investment opportunity for California investors in the higher tax brackets.

HOW DID THE FUNDS PERFORM DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, total returns on share price for the 12 months ending February 28, 1998, ranged from 11.11% to 15.83%, providing taxable equivalent returns of 14.85% to 19.64% for investors in the combined 37.4% federal and California tax bracket. For this period, total returns on net asset value were 8.62% to 10.03%, compared with the Lehman Brothers California Municipal Bond Index's one-year return of 9.72%.

In addition, the funds continued to generate a dependable stream of attractive tax-free income, which translated to outstanding taxable equivalent yields. Because of their exemption from both federal and state taxes, California municipal bond funds offer state residents excellent relative value and significantly higher taxable equivalent yields than taxable investments of comparable quality.

HOW HAS CALIFORNIA'S ECONOMY REACTED DURING THE PAST 12 MONTHS?
California continues its strong economic recovery and is building a more diversified economy. High technology and service industry jobs are replacing positions lost in the 1990-94 state recession. Although the state's financial situation is improving, California continues to feel the pressures of mandated school funding levels (in accordance with Proposition 98), mandatory sentencing laws, and a required two-thirds legislative majority approval for budget passage. The supply of municipal bonds has been heavy and is expected to continue as the state enjoys rapid economic and population growth.

WHERE ARE YOU FINDING OPPORTUNITIES TO ADD VALUE IN THE CURRENT MARKET?
In a year that saw municipal bond yields, as measured by the Bond Buyer 40, fall more than 50 basis points, longer duration proved to be beneficial to performance. Duration measures a fund's price volatility, or reaction to interest rate movements. Many of the leveraged funds, which includes all of the funds in this report with the exception of the California Municipal Value Fund, have shorter leverage-adjusted durations than the market average. This makes the funds more defensive, which means their price appreciation is less than other bond funds in a declining interest rate environment, but they perform better during periods of rising interest rates. In view of the current interest rate environment, our strategies call for purchasing bonds that extend the duration of these funds as opportunities present themselves.

Another element contributing to the funds' performance was the improving credit quality of the state of California, as the economy continues to rebound. The stronger economic environment - as evidenced by employment growth and diversification into high technology, service, and export-related industries - has benefited individual issues and brought about credit rating upgrades for the state. This move is consistent with the larger trend of credit upgrades in the overall municipal market, as upgrades outnumbered downgrades by a margin of approximately 17 to 1 among the 2,879 credit rating revisions issued by Moody's in 1997.

In light of the state's high credit ratings, we have increased our exposure to California General Obligation bonds, which are backed by the full faith and credit of the issuing state or local government. These bonds have received high credit ratings and, as the credit quality of the issuer is upgraded, prices also appreciate.

We also currently favor the tax allocation/special assessment sector of the California municipal market, which uses bond proceeds for real estate development, especially housing for seniors. Because these projects are often small in nature, the bonds are typically non-rated, adding attractive yields to the portfolio. An additional benefit is their favorable risk profile due to the fact that the projects have been in existence for several years. We expect the quality ratings of these bonds to continue to improve in line with the improving value of California real estate, resulting in further price appreciation.



Finally, we continue to sell bonds in areas where we believe we have maximized our opportunities. One of these areas is pre-refunded escrowed bonds, which have already appreciated in value. We plan to redeploy the proceeds from these bonds primarily to General Obligation and land development bonds. In the healthcare sector, many of the bonds we purchased have now been pre-refunded, enhancing the credit quality of the portfolio.

WHAT ARE YOUR KEY STRATEGIES FOR THE FUTURE?
In the coming months, we will continue to focus on the selection of undervalued securities that provide attractive income and the opportunity for price appreciation relative to the market, while maintaining our objective of capital preservation. If the yield curve remains flat, we believe the portfolio will benefit from the addition of maturities in the 20-year range. The research-intensive bond selection process in which Nuveen excels will help us identify those issues that are well prepared to thrive in the current environment.


Sidebar text: "Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds."

Nuveen California Municipal Value Fund, Inc.
Performance Overview
As of February 28, 1998

NCA


PORTFOLIO STATISTICS
=============================================
Inception Date                          10/87
---------------------------------------------
Share Price                            10 1/8
---------------------------------------------
Net Asset Value                        $10.28
---------------------------------------------
Current Market Yield                    5.27%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      7.64%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 8.42%
---------------------------------------------
Fund Net Assets ($000)               $259,166
---------------------------------------------
Average Weighted Maturity (Years)       20.40
---------------------------------------------
Average Weighted Duration (Years)        7.08
---------------------------------------------
=============================================
ANNUALIZED TOTAL RETURN
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   11.87%         8.75%
---------------------------------------------
3-Year                    6.41%         7.31%
---------------------------------------------
5-Year                    3.51%         5.91%
---------------------------------------------
10-Year                   6.65%         7.27%
---------------------------------------------
=============================================
TAXABLE EQUIVALENT TOTAL RETURN(2)
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   15.43%        12.16%
---------------------------------------------
3-Year                   10.07%        10.96%
---------------------------------------------
5-Year                    7.14%         9.66%
---------------------------------------------
10-Year                  10.45%        11.19%
---------------------------------------------
=============================================
TOP 5 SECTORS
Tax Obligation (Limited)                  31%
---------------------------------------------
U.S. Guaranteed                           23%
---------------------------------------------
Single-Family Housing                      9%
---------------------------------------------
Water and Sewer                            8%
---------------------------------------------
Transportation                             6%
---------------------------------------------



1997-1998 MONTHLY TAX-FREE DIVIDENDS(3)
BAR CHART:

Mar               0.048
Apr               0.048
May               0.048
Jun               0.048
Jul               0.048
Aug               0.048
Sep               0.048
Oct               0.0445
Nov               0.0445
Dec               0.0445
Jan               0.0445
Feb               0.0445



1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0533.

Nuveen California Performance Plus Municipal Fund, Inc.
Performance Overview
As of February 28, 1998

NCP



PORTFOLIO STATISTICS
=============================================
Inception Date                          11/89
---------------------------------------------
Share Price                          17 11/16
---------------------------------------------
Net Asset Value                        $15.92
---------------------------------------------
Current Market Yield                    5.83%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      8.45%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 9.31%
---------------------------------------------
Fund Net Assets ($000)               $290,859
---------------------------------------------
Average Weighted Maturity (Years)       20.25
---------------------------------------------
Average Weighted Duration (Years)        5.07
---------------------------------------------
=============================================
ANNUALIZED TOTAL RETURN
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   14.83%         9.22%
---------------------------------------------
3-Year                   13.65%         8.80%
---------------------------------------------
5-Year                    8.54%         6.52%
---------------------------------------------
Since Inception           8.93%         8.59%
---------------------------------------------
=============================================
TAXABLE EQUIVALENT TOTAL RETURN(2)
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   18.71%        13.30%
---------------------------------------------
3-Year                   17.73%        12.90%
---------------------------------------------
5-Year                   12.65%        10.64%
---------------------------------------------
Since Inception          12.98%        12.72%
---------------------------------------------
=============================================
TOP 5 SECTORS
U.S. Guaranteed                           30%
---------------------------------------------
Tax Obligation (Limited)                  22%
---------------------------------------------
Utilities                                 11%
---------------------------------------------
Transportation                             9%
---------------------------------------------
Water and Sewer                            8%
---------------------------------------------


1997-1998 MONTHLY TAX-FREE DIVIDENDS(3)
BAR CHART:

Mar               0.086
Apr               0.086
May               0.086
Jun               0.086
Jul               0.086
Aug               0.086
Sep               0.086
Oct               0.086
Nov               0.086
Dec               0.086
Jan               0.086
Feb               0.086


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0166.

Nuveen California Municipal Market Opportunity Fund, Inc.
Performance Overview
As of February 28, 1998

NCO



PORTFOLIO STATISTICS
=============================================
Inception Date                           5/90
---------------------------------------------
Share Price                            17 1/4
---------------------------------------------
Net Asset Value                        $16.42
---------------------------------------------
Current Market Yield                    5.88%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      8.52%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 9.39%
---------------------------------------------
Fund Net Assets ($000)               $185,681
---------------------------------------------
Average Weighted Maturity (Years)       21.37
---------------------------------------------
Average Weighted Duration (Years)        6.35
---------------------------------------------
=============================================
ANNUALIZED TOTAL RETURN
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   11.90%        10.03%
---------------------------------------------
3-Year                   11.68%         9.53%
---------------------------------------------
5-Year                    7.72%         7.06%
---------------------------------------------
Since Inception           8.61%         9.00%
---------------------------------------------
=============================================
TAXABLE EQUIVALENT TOTAL RETURN(2)
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   15.71%        13.95%
---------------------------------------------
3-Year                   15.68%        13.52%
---------------------------------------------
5-Year                   11.78%        11.12%
---------------------------------------------
Since Inception          12.61%        13.08%
---------------------------------------------
=============================================
TOP 5 SECTORS
U.S. Guaranteed                           33%
---------------------------------------------
Tax Obligation (Limited)                  22%
---------------------------------------------
Health Care                               16%
---------------------------------------------
Water and Sewer                            9%
---------------------------------------------
Utilities                                  8%
---------------------------------------------


1997-1998 MONTHLY TAX-FREE DIVIDENDS(3)
BAR CHART:

Mar               0.0845
Apr               0.0845
May               0.0845
Jun               0.0845
Jul               0.0845
Aug               0.0845
Sep               0.0845
Oct               0.0845
Nov               0.0845
Dec               0.0845
Jan               0.0845
Feb               0.0845

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0081.

Nuveen California Investment Quality Municipal Fund, Inc.
Performance Overview
As of February 28, 1998

NQC



PORTFOLIO STATISTICS
=============================================
Inception Date                          11/90
---------------------------------------------
Share Price                                17
---------------------------------------------
Net Asset Value                        $15.95
---------------------------------------------
Current Market Yield                    5.82%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      8.43%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 9.30%
---------------------------------------------
Fund Net Assets ($000)               $301,322
---------------------------------------------
Average Weighted Maturity (Years)       20.57
---------------------------------------------
Average Weighted Duration (Years)        4.82
---------------------------------------------
=============================================
ANNUALIZED TOTAL RETURN
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   11.11%         8.62%
---------------------------------------------
3-Year                   11.03%         8.64%
---------------------------------------------
5-Year                    7.99%         6.62%
---------------------------------------------
Since Inception           8.53%         8.74%
---------------------------------------------
=============================================
TAXABLE EQUIVALENT TOTAL RETURN(2)
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   14.85%        12.51%
---------------------------------------------
3-Year                   14.95%        12.63%
---------------------------------------------
5-Year                   12.10%        10.73%
---------------------------------------------
Since Inception          12.56%        12.83%
---------------------------------------------
=============================================
TOP 5 SECTORS
U.S. Guaranteed                           36%
---------------------------------------------
Tax Obligation (Limited)                  15%
---------------------------------------------
Health Care                               12%
---------------------------------------------
Utilities                                  9%
---------------------------------------------
Transportation                             6%
---------------------------------------------



1997-1998 MONTHLY TAX-FREE DIVIDENDS(3)
BARCHART:

Mar               0.0825
Apr               0.0825
May               0.0825
Jun               0.0825
Jul               0.0825
Aug               0.0825
Sep               0.0825
Oct               0.0825
Nov               0.0825
Dec               0.0825
Jan               0.0825
Feb               0.0825


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0047.

Nuveen California Select Quality Municipal Fund, Inc.
Performance Overview
As of February 28, 1998

NVC



PORTFOLIO STATISTICS
=============================================
Inception Date                           5/91
---------------------------------------------
Share Price                          16 13/16
---------------------------------------------
Net Asset Value                        $15.91
---------------------------------------------
Current Market Yield                    5.85%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     8.48%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                9.35%
---------------------------------------------
Fund Net Assets ($000)               $509,479
---------------------------------------------
Average Weighted Maturity (Years)       21.67
---------------------------------------------
Average Weighted Duration (Years)        5.38
---------------------------------------------
=============================================
ANNUALIZED TOTAL RETURN
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   14.37%         9.83%
---------------------------------------------
3-Year                   13.29%         9.48%
---------------------------------------------
5-Year                    8.48%         7.03%
---------------------------------------------
Since Inception           8.68%         8.86%
---------------------------------------------
=============================================
TAXABLE EQUIVALENT TOTAL RETURN(2)
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   18.24%        13.76%
---------------------------------------------
3-Year                   17.30%        13.44%
---------------------------------------------
5-Year                   12.55%        11.02%
---------------------------------------------
Since Inception          12.65%        12.82%
---------------------------------------------
=============================================
TOP 5 SECTORS
U.S. Guaranteed                           25%
---------------------------------------------
Tax Obligation (Limited)                  20%
---------------------------------------------
Utilities                                 14%
---------------------------------------------
Single Family Housing                     10%
---------------------------------------------
Health Care                                9%
---------------------------------------------



1997-1998 MONTHLY TAX-FREE DIVIDENDS(3)
BAR CHART:

Mar               0.082
Apr               0.082
May               0.082
Jun               0.082
Jul               0.082
Aug               0.082
Sep               0.082
Oct               0.082
Nov               0.082
Dec               0.082
Jan               0.082
Feb               0.082





1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0174.

Nuveen California Quality Income Municipal Fund, Inc.
Performance Overview
As of February 28, 1998

NUC



PORTFOLIO STATISTICS
=============================================
Inception Date                          11/91
---------------------------------------------
Share Price                           17 3/16
---------------------------------------------
Net Asset Value                        $16.16
---------------------------------------------
Current Market Yield                    5.69%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     8.25%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                9.09%
---------------------------------------------
Fund Net Assets ($000)               $497,501
---------------------------------------------
Average Weighted Maturity (Years)       20.35
---------------------------------------------
Average Weighted Duration (Years)        5.49
---------------------------------------------
=============================================
ANNUALIZED TOTAL RETURN
                 ON SHARE PRICE        ON NAV
---------------------------------------------

1-Year                   15.83%         9.66%
---------------------------------------------
3-Year                   14.03%         9.97%
---------------------------------------------
5-Year                    9.69%         7.55%
---------------------------------------------
Since Inception           8.88%         8.86%
---------------------------------------------
=============================================
TAXABLE EQUIVALENT TOTAL RETURN(2)
                 ON SHARE PRICE        ON NAV
---------------------------------------------

1-Year                   19.64%        13.50%
---------------------------------------------
3-Year                   18.03%        13.86%
---------------------------------------------
5-Year                   13.75%        11.46%
---------------------------------------------
Since Inception          12.77%        12.68%
---------------------------------------------
=============================================
TOP 5 SECTORS
U.S. Guaranteed                           37%
---------------------------------------------
Tax Obligation (Limited)                  20%
---------------------------------------------
Utilities                                 10%
---------------------------------------------
Health Care                                9%
---------------------------------------------
Water and Sewer                            5%
---------------------------------------------


1997-1998 MONTHLY TAX-FREE DIVIDENDS
BAR CHART:

Mar               0.0815
Apr               0.0815
May               0.0815
Jun               0.0815
Jul               0.0815
Aug               0.0815
Sep               0.0815
Oct               0.0815
Nov               0.0815
Dec               0.0815
Jan               0.0815
Feb               0.0815


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Shareholder Meeting Report
Annual Meeting Date: October 15, 1997



                                                                                   CALIFORNIA
                                                CALIFORNIA                        PERFORMANCE              CALIFORNIA
                                                     VALUE                               PLUS             OPPORTUNITY
---------------------------------------------------------------------------------------------------------------------
                                                                         Preferred  Preferred               Preferred
                                                    Common      Common      Shares     Shares      Common      Shares
                                                    Shares      Shares    Series-T   Series-F      Shares    Series-W
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                       22,500,196  11,460,079       1,787      1,770   7,182,931       2,176
      Withhold                                     278,581     171,596           2          2      69,255           1
---------------------------------------------------------------------------------------------------------------------
        Total                                   22,778,777  11,631,675       1,789      1,772   7,252,186       2,177
LAWRENCE H. BROWN
      For                                               --  11,460,348       1,787      1,770   7,182,931       2,176
      Withhold                                          --     171,327           2          2      69,255           1
---------------------------------------------------------------------------------------------------------------------
        Total                                           --  11,631,675       1,789      1,772   7,252,186       2,177
ANTHONY T. DEAN
      For                                               --  11,460,848       1,787      1,770   7,182,931       2,176
      Withhold                                          --     170,827           2          2      69,255           1
---------------------------------------------------------------------------------------------------------------------
        Total                                           --  11,631,675       1,789      1,772   7,252,186       2,177
ANNE E. IMPELLIZZERI
      For                                               --  11,456,423       1,787      1,770   7,181,331       2,176
      Withhold                                          --     175,252           2          2      70,855           1
---------------------------------------------------------------------------------------------------------------------
        Total                                           --  11,631,675       1,789      1,772   7,252,186       2,177
PETER R. SAWERS
      For                                               --  11,462,423       1,787      1,770   7,182,931       2,176
      Withhold                                          --     169,252           2          2      69,255           1
---------------------------------------------------------------------------------------------------------------------
        Total                                           --  11,631,675       1,789      1,772   7,252,186       2,177
JUDITH M. STOCKDALE
      For                                       22,489,111  11,447,809       1,787      1,770   7,177,490       2,176
      Withhold                                     289,666     183,866           2          2      74,696           1
---------------------------------------------------------------------------------------------------------------------
        Total                                   22,778,777  11,631,675       1,789      1,772   7,252,186       2,177
WILLIAM J. SCHNEIDER
      For                                       22,500,196          --       1,787      1,770          --       2,176
      Withhold                                     278,581          --           2          2          --           1
---------------------------------------------------------------------------------------------------------------------
        Total                                   22,778,777          --       1,789      1,772          --       2,177
TIMOTHY R. SCHWERTFEGER
      For                                               --          --       1,787      1,770          --       2,176
      Withhold                                          --          --           2          2          --           1
---------------------------------------------------------------------------------------------------------------------
        Total                                           --          --       1,789      1,772           --      2,177
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                       22,253,329  11,383,046       1,789      1,765    7,114,100      2,162
      Against                                      127,269      55,072          --          7       29,260          6
      Abstain                                      398,179     193,557          --         --      108,826          9
---------------------------------------------------------------------------------------------------------------------
        Total                                   22,778,777  11,631,675       1,789      1,772    7,252,186      2,177
                                             CALIFORNIA                     CALIFORNIA                        CALIFORNIA
                                     INVESTMENT QUALITY                 SELECT QUALITY                    QUALITY INCOME
------------------------------------------------------------------------------------------------------------------------
                                              Preferred            Preferred Preferred              Preferred  Preferred
                                       Common    Shares     Common    Shares    Shares      Common     Shares     Shares
                                       Shares  Series-M     Shares  Series-T Series-Th      Shares   Series-W   Series-F
------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                          12,206,378     3,580 19,660,868     2,366     3,550  20,035,547      2,994      2,947
      Withhold                        102,886        11    277,338        13         2     152,828          6         13
------------------------------------------------------------------------------------------------------------------------
        Total                      12,309,264     3,591 19,938,206     2,379     3,552  20,188,375      3,000      2,960
LAWRENCE H. BROWN
      For                          12,206,378     3,580 19,662,768     2,366     3,550  20,037,654      2,994      2,947
      Withhold                        102,886        11    275,438        13         2     150,721          6         13
------------------------------------------------------------------------------------------------------------------------
        Total                     12,309,264      3,591 19,938,206     2,379     3,552  20,188,375      3,000      2,960
ANTHONY T. DEAN
      For                         12,209,878      3,580 19,662,768     2,366     3,550  20,037,654      2,994      2,947
      Withhold                        99,386         11    275,438        13         2     150,721          6         13
------------------------------------------------------------------------------------------------------------------------
        Total                     12,309,264      3,591 19,938,206     2,379     3,552  20,188,375      3,000      2,960
ANNE E. IMPELLIZZERI
      For                         12,209,878      3,580 19,662,768     2,366     3,550  20,031,682      2,994      2,947
      Withhold                        99,386         11    275,438        13         2     156,693          6         13
------------------------------------------------------------------------------------------------------------------------
        Total                     12,309,264     3,591 19,938,206     2,379     3,552  20,188,375       3,000      2,960
PETER R. SAWERS
      For                         12,209,878     3,580 19,660,732     2,366     3,550  20,037,654       2,994      2,947
      Withhold                        99,386        11    277,474        13         2     150,721           6         13
------------------------------------------------------------------------------------------------------------------------
        Total                     12,309,264     3,591 19,938,206     2,379     3,552  20,188,375       3,000      2,960
JUDITH M. STOCKDALE
      For                         12,206,932     3,580 19,637,642     2,366     3,550  20,028,590       2,994      2,947
      Withhold                       102,332        11    300,564        13         2     159,785           6         13
------------------------------------------------------------------------------------------------------------------------
        Total                     12,309,264     3,591 19,938,206     2,379     3,552  20,188,375       3,000      2,960
WILLIAM J. SCHNEIDER
      For                                 --     3,580         --     2,366     3,550          --       2,994      2,947
      Withhold                            --        11         --        13         2          --           6         13
------------------------------------------------------------------------------------------------------------------------
        Total                             --     3,591         --     2,379     3,552          --       3,000      2,960
TIMOTHY R. SCHWERTFEGER
      For                                 --     3,580         --     2,366     3,550          --       2,994      2,947
      Withhold                            --        11         --        13         2          --           6         13
------------------------------------------------------------------------------------------------------------------------
        Total                             --     3,591         --     2,379     3,552          --       3,000      2,960
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                         12,077,715     3,572 19,538,636     2,363     3,521  19,839,947       2,998      2,946
      Against                         29,943        --     74,690        --        --      81,711           2          1
      Abstain                        201,606        19    324,880        16        31     266,717          --         13
------------------------------------------------------------------------------------------------------------------------
        Total                     12,309,264     3,591 19,938,206     2,379     3,552  20,188,375       3,000      2,960

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN CALIFORNIA MUNICIPAL
VALUE FUND, INC. (NCA)

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              CAPITAL GOODS - 2.1%

 $5,000,000   California Pollution Control Financing Authority, Fixed Rate Resource Recovery Revenue
                Bonds (Waste Management, Inc.), 1991 Composite Series A, 7.150%, 2/01/11
                (Alternative Minimum Tax)                                         2/01 at 103        A-    $ 5,429,000


----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 2.4%

  1,500,000   Certificates of Participation, California Statewide Community Development Authority,
                San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/2612/06 at 105   N/R      1,644,915

  2,015,000     ABAG Finance Authority for Nonprofit Corporations, 1991
                Certificates of Participation (United Way of Santa Clara County
                Project), 7.200%, 7/01/11                                         7/01 at 102       Aa2      2,208,158

  2,500,000   Regents of the University of California, Revenue (Multiple Purpose Projects), Series 1997-E,
                5.125%, 9/01/20                                                   9/07 at 101       Aaa      2,478,550


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 5.7%

              California Health Facilities Authority, Health Facility Revenue
              Bonds (The Whittier Institute For Diabetes and Endocrinology),
              Series 1988A:
    860,000     8.000%, 12/01/00                                                 12/98 at 102       N/R        895,509
  3,615,000     8.400%, 12/01/08                                                 12/98 at 102       N/R      3,772,036

  1,095,000   Certificates of Participation, California Statewide Communities Development Authority,
                Huntington East Valley Hospital, 5.350%, 12/01/17                12/07 at 102       Aaa      1,110,669

  1,000,000   City of Arcadia, California, Hospital Revenue Bonds (Methodist Hospital of Southern
                California), Series 1992, 6.500%, 11/15/12                       11/02 at 102         A      1,088,220

  2,500,000   City of Modesto, Insured Health Facility Revenue Bonds (Memorial Hospital Association),
                Series 1997B, 5.250%, 6/01/21                                     6/07 at 102       Aaa      2,501,900

  2,425,000   City of Pasadena, Insured Health Facilities Revenue Bonds (Pacific Clinics), Series 1988A,
                8.200%, 6/01/18                                                   3/98 at 100        A+      2,429,220

  1,265,000   San Benito Hospital District, Insured Health Facility Revenue Bonds, Series 1991A,
                6.750%, 12/01/21                                                 12/01 at 102        A+      1,373,664

  1,440,000   City of Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association,
                1997 Series A, 5.300%, 12/01/08                                  12/07 at 102      BBB+      1,514,693


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 1.9%

  2,090,000   California Housing Finance Agency, Housing Revenue Bonds (Insured), 1988 Series A,
                8.200%, 2/01/20 (Alternative Minimum Tax)                         8/98 at 102       Aaa      2,151,571

  2,635,000   Community Development Agency of The City of Menlo Park, Multifamily Housing Revenue
                Bonds (FHA-Insured Mortgage Loan - The Gateway Project), Series 1987A,
                8.250%, 12/01/28                                                  6/98 at 103        Aa      2,717,976


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 8.9%

  1,810,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series B,
                8.600%, 8/01/19 (Alternative Minimum Tax)                         8/98 at 102        Aa      1,864,734

    285,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series G,
                8.150%, 8/01/19 (Alternative Minimum Tax)                         8/98 at 102        Aa        292,649

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - CONTINUED

$   885,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series E,
                8.350%, 8/01/19 (Alternative Minimum Tax)                         8/98 at 102        Aa    $   909,523

  2,200,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1995 Series M,
                6.050%, 8/01/15 (Alternative Minimum Tax)                         2/06 at 102       Aaa      2,324,256

  3,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1995 Series J,
                6.000%, 8/01/17                                                   8/05 at 102       Aaa      3,174,660

  2,765,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1994 Series F-3,
                6.100%, 8/01/15 (Alternative Minimum Tax)                         8/05 at 102       Aaa      2,914,752

  3,190,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1997 Series H,
                5.500%, 8/01/17                                                   8/07 at 102       Aaa      3,271,536

  1,500,000   California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series C-2,
                5.650%, 2/01/25 (Alternative e Minimum Tax)                   8/07 at 101 1/2       Aaa      1,543,215

    685,000   California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue
                Bonds (Mortgage-Backed Securities Program), 1993 Issue A, Series 2, 7.950%, 12/01/24
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa        797,655

  3,000,000   California Rural Home Mortgage, Finance Authority, Single Family Mortgage Revenue Bonds
                (Mortgage-Backed Securities Program), 1997 Series D, 5.500%, 5/01/29 (Alternative
                Minimum Tax)                                                     No Opt. Call       AAA      3,293,160

     95,000   The City of Los Angeles, Single Family Home Mortgage Revenue Bonds (GNMA and FNMA
                Mortgage-Backed Securities Program), 1991 Issue A, 6.875%, 6/01/25 (Alternative
                Minimum Tax)                                                     12/01 at 102       AAA        100,324

  2,485,000   Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 1988 Issue A, 8.125%, 2/01/21
                (Alternative Minimum Tax)                                        No Opt. Call       AAA      2,679,923


----------------------------------------------------------------------------------------------------------------------
              LONG TERM CARE - 3.1%

  5,000,000   California Statewide Communities Development Authority, Series A Certificates of
                Participation, Pacific Homes, 6.000%, 4/01/17                     4/03 at 102         A      5,307,550

  2,720,000   Revenue Refunding Certificates of Participation (American Baptist Homes of the West
                Facilities Project), Series 1997A, 5.750%, 10/01/17              10/07 at 102       BBB      2,803,450


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 5.7%

              State of California, Various Purpose General Obligation Bonds:
  2,000,000     6.500%, 9/01/06                                                  No Opt. Call       Aaa      2,323,220
  1,885,000     7.000%, 8/01/08                                                  No Opt. Call        A1      2,279,832

  2,750,000   Campbell Union School District, Santa Clara County, California, 1994 General Obligation Bonds,
                Series A, 6.250%, 8/01/19                                         8/04 at 102       Aaa      3,050,713

              City of Industry, California, General Obligation Bonds, Issue of 1995:
  1,160,000     5.800%, 7/01/19                                               7/05 at 101 3/4       Aaa      1,236,409
  1,235,000     5.875%, 7/01/24                                               7/05 at 102 3/8       Aaa      1,327,403

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - CONTINUED

 $2,000,000   Lucia Mar Unified School District, San Luis Obispo County, California, Election of 1997
                General Obligation Bonds, Series A, 5.400%, 8/01/22               8/07 at 102       Aaa    $ 2,053,140

  2,325,000   Temecula Valley Unified School District, County of Riverside, California, 1990 General
                Obligation Bonds, Series F, 6.000%, 9/01/20                       9/06 at 102       Aaa      2,521,207


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 30.1%

  9,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1996 Series A (California Substance Abuse Treatment Facility and State
                Prison at Corcoran (Corcoran II)), 5.250%, 1/01/21                1/06 at 100       Aaa      9,022,320

  2,950,000   Certificates of Participation (1991 Financing Project), County of Alameda, California,
                Alameda County Public Facilities Corporation, 6.000%, 9/01/21     9/06 at 102       Aaa      3,186,915

  4,000,000   Chino Unified School District, Certificates of Participation (1995 Master Lease Program),
                6.000%, 9/01/20                                                   9/05 at 102       Aaa      4,347,760

  2,800,000   Community Development Commission of the City of Commerce, Redevelopment Project No. 1,
                Subordinate Lien Tax Allocation, Refunding Bonds, Series 1997B,
                6.000%, 8/01/21                                                   8/07 at 102       N/R      2,850,848

              Redevelopment Agency of the City of Durarte, California,
              Huntington Drive Phase II Redevelopment Project Area, 1988 Tax
              Allocation Bonds:
  1,170,000     7.900%, 10/01/02                                                  4/98 at 102       N/R      1,196,910
  3,745,000     8.000%, 10/01/10                                                  4/98 at 102       N/R      3,830,423

  2,000,000   Redevelopment Agency of the City of Duarte, Amended Davis Addition Project Area, 1997
                Tax Allocation Refunding Bonds, 6.700%, 9/01/14                   9/07 at 102       N/R      2,128,860

    935,000   Inglewood Public Finance Authority, 1992 Revenue Bonds, Series C (In-Town, Manchester
                and North Inglewood Industrial Park Redevelopment Projects-Housing Set-Aside Loans),
                7.000%, 5/01/22                                                   5/02 at 102        A-      1,013,942

    945,000   Inglewood Public Finance Authority, 1992 Revenue Bonds, Series B (In-Town, Manchester-
                Prairie and North Inglewood Industrial Park Redevelopment Project Redevelopment Loans),
                7.000%, 5/01/22                                                   5/02 at 102       Baa      1,027,385

  2,000,000   Los Angeles Convention and Exhibition Center Authority, Lease Revenue Bonds, 1993
                Refunding Series A, The City of Los Angeles (California), 5.125%, 8/15/218/03 at 102Aaa      1,982,440

  1,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition C Sales
                Tax Revenue Bonds, Second Senior Bonds, Series 1995-A, 5.500%, 7/01/177/05 at 102   Aaa      1,040,680

  1,000,000   Los Angeles County Metropolitan Transportation Authority (California), State Tax Revenue
                Refunding Bonds, Proposition A-2nd Tier Series 1996, 5.750%, 7/01/187/06 at 101     Aaa      1,063,540

              Los Angeles County Public Works Financing Authority, Revenue
              Bonds, Series 1997A (Los Angeles County Regional Park and Open
              Space District):
  4,950,000     5.500%, 10/01/10                                                 10/07 at 101        AA      5,300,312
  2,100,000     5.100%, 3/01/11                                                   3/07 at 101       Aaa      2,172,828

  3,300,000   Orange County Development Agency, Santa Ana Heights Project Area, 1993 Tax Allocation
                Revenue Bonds, 6.125%, 9/01/23                                    9/03 at 102       Baa      3,481,500

  5,000,000   Palm Desert Financing Authority, Tax Allocation Refunding Revenue Bonds (Project Area
                No. 1, As Amended), Series 1997, 5.625%, 4/01/23                  4/02 at 100       Aaa      5,237,350

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - CONTINUED

$ 1,750,000   County of Riverside Asset Leasing Corporation Leasehold Revenue Bonds, 1997 Series B
                (County of Riverside Hospital Project), 5.700%, 6/01/16           6/12 at 101       Aaa    $ 1,912,435

  1,000,000   Riverside County Public Financing Authority, 1997 Lease Revenue Bonds (State of California
                Court of Appeal Fourth Appellate District, Division Two
                Project), 5.375%, 10/01/22                                       10/07 at 102       Aaa      1,023,800

  1,500,000   Sacramento Area Flood Control Agency, North Area Local Project, Capital Assessment
                District No. 2 Bonds, Series 1995, 5.375%, 10/01/25              10/05 at 102       Aaa      1,530,915

              Salida Area Public Facilities Financing Agency (Stanislaus County, California), Community
              Facilities District No. 1988-1, Special Tax Bonds, Series 1997:
  2,380,000     5.250%, 9/01/18                                                   9/97 at 102       Aaa      2,392,233
  5,000,000     5.250%, 9/01/28                                                   9/07 at 102       Aaa      5,025,700

  8,000,000   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project, Tax
                Allocation Bonds, Series 1993, 5.000%, 8/01/20                    2/04 at 102       Aaa      7,820,320

  1,700,000   Shafter Joint Powers Financing Authority, Lease Revenue Bonds 1997 Series A (Community
                Correctional Facility Acquisition Project), 5.950%, 1/01/11       1/07 at 101      BBB+      1,836,051

              City of Stockton, Mello-Roos Revenue Bonds, Series 1997A, Community Facilities District
              No. 90-2 (Brookside Estates):
  1,000,000     5.850%, 8/01/09                                                   8/05 at 102       N/R      1,033,610
  1,000,000     6.200%, 8/01/15                                                   8/05 at 102       N/R      1,044,180

  1,000,000   Vista Joint Power Financing Authority, Special Tax Lease Revenue Refunding Bonds, 1997
                Series B, 5.500%, 9/01/20                                         9/05 at 102       N/R        999,970

  2,570,000   Vista Joint Powers Financing Authority, Special Tax Leases Revenue Refunding Bonds,
                1997 Series A, 5.875%, 9/01/20                                    9/05 at 102       N/R      2,600,763

  1,725,000   City of Visalia, California, Refunding Certificates of Participation (Multiple Projects), with
                the Visalia Public Finance Authority, Series 1996-B, 5.375%, 12/01/1912/06 at 102   Aaa      1,753,756


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 5.8%

  3,000,000   Port of Oakland, California, Revenue Bonds, 1997 Series G, 5.375%, 11/01/25 (Alternative
                Minimum Tax)                                                     11/07 at 102       Aaa      3,026,970

  5,490,000   Airports Commission City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 10, 5.625%, 5/01/21
                (Alternative Minimum Tax)                                         5/06 at 102       Aaa      5,694,118

  5,925,000   Airports Commission, City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation Program),
                6.200%, 5/01/19 (Alternative Minimum Tax)                         5/05 at 101       Aaa      6,427,736


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 22.0%

  1,000,000   California Health Facilities Financing Authority, Health Facility Revenue Bonds (Health
                Dimensions, Incorporated), 1990 Series A, 7.375%, 5/01/07
                (Pre-refunded to 5/01/00)                                         5/00 at 102       Aaa      1,092,060

  1,500,000   California Health Facilities Financing Authority, Revenue Bonds (St. Joseph Health System),
                Series 1991 A, 7.000%, 7/01/10 (Pre-refunded to 7/01/01)          7/01 at 102    AA-***      1,665,990

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - CONTINUED

$ 7,725,000   Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
                1988 Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)
                (Pre-refunded to 8/01/98)                                         8/98 at 102     Aa***     $8,030,833

              Trust Certificates, Trustees of The California State University to The California State
              University Institute:
  1,405,000     7.000%, 6/01/07 (Pre-refunded to 12/01/00)                   12/00 at 101 7/8       Aaa      1,546,020
  1,725,000     7.200%, 6/01/10 (Pre-refunded to 12/01/00)                   12/00 at 101 7/8       Aaa      1,907,108

  2,065,000   County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds (GNMA Mortgage-
                Backed Securities Program), 8.250%, 6/01/21 (Alternative Minimum Tax)No Opt. Call   Aaa      2,693,276

  1,470,000   El Paso de Robles Redevelopment Agency (Paso Robles Redevelopment Project), 1991 Tax
                Allocation Bonds (Bank Qualified), 7.250%, 7/01/21
                (Pre-refunded to 7/01/00)                                         7/00 at 102    BBB***      1,611,811

  2,000,000     Redevelopment Agency of The City of Long Beach, California (Los
                Angeles County, California), Downtown Redevelopment Project, Tax
                Allocation Refunding Bonds, Series 1988B, 8.300%, 11/01/10
                (Pre-refunded to 5/01/98) 5/98 at 102 N/R***

  2,500,000   The Community Redevelopment Agency of the City of Los Angeles, California, Central
                Business District Redevelopment Project, Tax Allocation Refunding Bonds, Series 1987-G,
                6.750%, 7/01/10                                                   7/98 at 101    BBB***      2,606,250

  8,515,000   Los Angeles Convention and Exhibition Center Authority, California, Certificates of
                Participation, Series 1985, 9.000%, 12/01/20 (Pre-refunded to 12/01/05)12/05 at 100 Aaa     11,193,904

  1,100,000     Department of Water and Power of the City of Los Angeles
                (California), Electric Plant Revenue Bonds, Issue of 1990,
                7.125%, 5/15/30 (Pre-refunded to 5/15/00)5/00 at 102Aa3***
                1,188,616

  4,000,000   Modesto Irrigation District Financing Authority, Domestic Water Project Revenue Bonds,
                Series 1995C, 5.750%, 9/01/22 (Pre-refunded to 9/01/05)           9/05 at 102       Aaa      4,458,520

  8,565,000   City of Palmdale, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-
                Backed Securities Program), Series 1988A, 0.000%, 3/01/17        No Opt. Call       Aaa      3,153,719

 20,415,000   County of San Bernardino, California, Single Family Mortgage Revenue Bonds (GNMA
                Mortgage-Backed Securities), 1988 Series A, 0.000%, 9/01/21
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa      5,852,981

  2,000,000   Redevelopment Agency of The City of San Diego, California, Horton Plaza Project, Tax
                Allocation Refunding Bonds, Series 1988, 8.125%, 7/01/08
                (Pre-refunded to 7/01/98)                                         7/98 at 102   Baa1***      2,070,320
  5,050,000   The Regents of the University of California, Refunding Revenue
                Bonds (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                (Pre-refunded to 9/01/02)                                         9/02 at 102      A***      5,713,722


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 1.7%

  1,600,000   Southern California Public Power Authority, Mead-Phoenix Project Revenue Bonds, 1994
                Series A, 4.750%, 7/01/16                                         7/04 at 102       Aaa      1,544,784

  3,000,000   Southern California Public Power Authority, Transmission Project Revenue Bonds, 1993
                Subordinate Refunding Series (Southern Transmission Project),
                5.000%, 7/01/22                                                   7/03 at 100       Aaa      2,929,620


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 8.0%

  2,015,000   Azusa Public Financing Authority Water System, 5.000%, 7/01/23      7/03 at 102       Aaa      1,966,781

  5,000,000   Castaic Lake Water Agency (California), Refunding Revenue Certificates of Participation
                (Water System Improvement Projects), Series 1994A, 6.300%, 8/01/208/04 at 102       Aaa      5,531,000

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - CONTINUED

 $2,000,000   Contra Costa Water Authority (Contra Costa County, California), Water Terminal Revenue
                Refunding Bonds, 1993 Series A, 5.750%, 10/01/20                 10/02 at 102       Aaa    $ 2,095,860

  7,750,000   Sacramento County Sanitation Districts Financing Authority, 1993 Revenue Bonds,
                4.750%, 12/01/23                                                 12/03 at 102        AA      7,267,873

  1,925,000   San Jacinto Financing Authority, Revenue Bonds, Series 1997 (Water Improvement Project),
                5.500%, 10/01/18                                                  4/07 at 102       Aaa      1,997,783

  2,000,000   City of Stockton, Revenue Certificates of Participation, 1998 Series A (Wastewater System
                Project), 5.000%, 9/01/23                                         9/08 at 102       Aaa      1,957,660

----------------------------------------------------------------------------------------------------------------------
 $259,175,000 Total Investments - (cost $231,912,344) - 97.4%                                              252,524,633
=============---------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.6%                                                           6,640,978
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $259,165,611
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

                                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN CALIFORNIA PERFORMANCE PLUS
MUNICIPAL FUND, INC. (NCP)

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 0.9%

 $1,500,000   California Educational Facilities Authority Revenue Bonds (University of San Francisco),
                Series 1996, 6.000%, 10/01/26                                    10/06 at 102       Aaa    $ 1,627,275

  1,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Various California
                State University Projects), 1997 Series C, 5.400%, 10/01/22      10/07 at 102         A      1,026,850


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 6.2%

  2,000,000   California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds, 1989
                Series A, 7.000%, 10/01/08                                       10/99 at 102        A+      2,133,260

  2,780,000   California Health Facilities Financing Authority, Insured Health Facility, Revenue Refunding
                Bonds (Valley Memorial Hospital), 1993 Series A, 6.000%, 5/01/17  5/03 at 102        A+      2,937,126

  3,000,000   California Statewide Communities Development Authority (Triad Healthcare), Revenue
                Refunding, Series 1992, Certificates of Participation, 6.250%, 8/01/06No Opt. Call   A+      3,267,030

              Central Joint Powers Health Financing Authority, Certificates of
              Participation, Series 1993 (Community Hospitals of Central
              California):
  2,500,000     5.250%, 2/01/13                                                   2/03 at 102      Baa1      2,521,550
  4,720,000     5.000%, 2/01/23                                                   2/03 at 100      Baa1      4,444,352

  2,500,000   Sierra View Local Hospital District, Insured Health Facility Revenue Bonds, Series 1992,
                6.400%, 3/01/22                                                   3/02 at 102        A+      2,665,850


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 2.2%

  3,915,000   The City of Los Angeles Multifamily Housing Revenue Bonds (GNMA Collateralized--
                Ridgecroft Apartments Project), Series 1997E, 6.250%, 9/20/39
                (Alternative Minimum Tax)                                         9/07 at 102       AAA      4,112,708

  2,330,000   Community Development of the County of Los Angeles, Mortgage Revenue Refunding Bonds,
                Series 1993, FHA Insured Mortgage Loan - Los Tomas Apartments, Section 8 Assisted
                Project, 6.500%, 7/15/23                                          5/03 at 100       Aaa      2,429,258


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 4.3%

  3,690,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1990 Series A,
                7.700%, 8/01/30 (Alternative Minimum Tax)                         2/00 at 102        Aa      3,864,906

  2,990,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1995 Series B,
                7.125%, 2/01/26 (Alternative Minimum Tax)                         2/05 at 102        Aa      3,226,748

  2,500,000   County of San Bernardino (California), Single Family Home Mortgage Revenue Bonds
                (Mortgage-Backed Securities Program), 1997 Series A, 6.200%, 5/01/21 (Alternative
                Minimum Tax)                                                      5/07 at 103       AAA      2,649,050

  2,520,000   Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 1990 Issue A, 7.625%, 10/01/23
                (Alternative Minimum Tax)                                        10/00 at 102       AAA      2,654,518


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 5.4%

  6,000,000   State of California, Various Purpose General Obligation Bond, 5.750%, 3/01/143/05 at 101A1     6,386,340

  1,165,000   State of California, Veterans General Obligation Bonds, Series BL, 5.300%, 12/01/12
                (Alternative Minimum Tax)                                        12/08 at 101        A1      1,178,642

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - CONTINUED

 $5,500,000   Hawthorne School District (Los Angeles County, California), General Obligation Bonds, 1997
                Election, 1997 Series A, 5.500%, 5/01/22                         11/08 at 102       Aaa    $ 5,724,015

  1,135,000   Jefferson Union High School District (County of San Mateo, California), General Obligation
                Bonds, Election 1995, Series B, 5.650%, 8/01/27                   8/05 at 102       Aaa      1,184,668

  1,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                6.150%, 8/01/15                                                   8/11 at 103       Aaa      1,159,210


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 21.2%

  2,000,000   Alameda Public Financing Authority, 1997 Revenue Bonds (Marina Village Assessment
                District Bond Refinancing), 6.375%, 9/02/14                       3/98 at 102       N/R      2,058,440

  1,000,000   Apple Valley Certificates of Participation, Town Center Project,
                6.375%, 9/01/15                                                   9/05 at 102         A      1,095,060

  1,850,000   City of Coalinga, California, Certificates of Participation (1989 Coalinga Return to Custody
                Facility), 7.000%, 4/01/10                                        4/00 at 102      BBB+      1,951,029

  2,000,000   Cudahy Redevelopment Agency, Cudahy Redevelopment Project, Tax Allocation Refunding
                Bonds, Series 1994A, 6.700%, 9/01/24                              9/03 at 102       BBB      2,156,300

  3,000,000   Folsom Public Financing Authority (Sacramento County, California), 1990 Local Agency
                Revenue Bonds, Series A, 7.250%, 10/01/10                        10/00 at 102      BBB+      3,219,480

  3,000,000   Fontana Public Financing Authority (San Bernardino County, California), Tax Allocation
                Revenue Bonds (North Fontana Redevelopment Project),
                1990 Series A, 7.250%, 9/01/20                                    9/00 at 102       BBB      3,168,840

              Fresno Unified School District, Fresno County, California,
              Certificates of Participation for Measure ACapital Projects,
              Series of 1992B for Project Phase IX:
  1,700,000     6.600%, 5/01/08                                                   5/00 at 102        A2      1,795,608
  1,765,000     6.700%, 5/01/09                                                   5/00 at 102        A2      1,864,105

  2,500,000   Fruitvale School District, Certificates of Participation (1990 Improvement Project),
                7.875%, 6/01/04                                                   6/00 at 102       Baa      2,736,925

  1,700,000   Lancaster Housing Authority, Lease Revenue Bonds (Brierwood Mobilehome Park Project),
                Issue of 1994, 7.200%, 4/01/24                                    4/99 at 102      BBB+      1,752,139

  5,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A, Sales
                Tax Revenue Refunding Bonds, Series 1993-A, 5.000%, 7/01/21       7/03 at 100       Aaa      4,885,200

              Certificates of Participation (Western Nevada County Solid Waste
              Management System-- 1991 Project), County of Nevada, California:
  2,445,000     7.250%, 6/01/08                                                   6/01 at 102        BB      2,602,849
  2,500,000     7.500%, 6/01/21                                                   6/01 at 102        BB      2,670,800

  3,415,000   City of Oakland, California, Special Refunding Revenue Bonds (Pension Financing), 1988
                Series A, 7.600%, 8/01/21                                         8/98 at 102       Aaa      3,537,769

  8,800,000   County of Orange, California, 1996 Recovery, Certificates of Participation, Series A,
                 6.000%, 7/01/26                                                  7/06 at 102       Aaa      9,532,952

  3,080,000   Pleasanton Joint Powers Financing Authority, Reassessment Revenue Bonds, 1993 Series A,
                6.000%, 9/02/05                                                   9/03 at 102      Baa3      3,309,737

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - CONTINUED

$ 1,000,000   Redevelopment Agency of the City of Pomona, Holt Avenue/Indian Mill Redevelopment
                Project, 1977 Tax Allocation Refunding Bonds, Series S,
                5.750%, 6/01/16                                                   6/02 at 102       N/R    $   999,900

  2,215,000   Rancho Cucamonga Redevelopment Agency (San Bernardino County, California), Rancho
                Redevelopment Project, 1990 Tax Allocation Bonds, 7.125%, 9/01/19 9/99 at 102       Aaa      2,358,931

  6,470,000   City of San Leandro, California, San Leandro Public Financing Authority, Certificates of
                Participation (1993 Seismic Retrofit Financing Project),
                5.950%, 6/01/23                                                   6/03 at 102         A      6,779,654

  1,395,000   Redevelopment Agency of the City of Suisun City, Suisun City Redevelopment Project,
                1993 Tax Allocation Refunding Bonds (County of Solano,
                California), 5.900%, 10/01/23                                    10/30 at 102       Aaa      1,487,279

  1,750,000   Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A (Community Correctional
                Facility Acquisition Project), 5.950%, 1/01/11                    1/07 at 101      BBB+      1,888,740


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 9.2%

  2,700,000   California Statewide Communities Development Authority, Special Facilities Lease Revenue
                Bonds, 1997 Series A, 5.700%, 10/01/33 (Alternative Minimum Tax) 10/07 at 102      Baa3      2,751,489

  3,000,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds Series 1995A,
                6.000%, 1/01/34                                                   1/05 at 102       Baa      3,166,020

  1,320,000   County of Orange, California, Airport Revenue Refunding Bonds, Series 1997,
                5.625%, 7/01/12 (Alternative Minimum Tax)                         7/07 at 102       Aaa      1,407,767

  8,000,000   Port of Oakland, California, Revenue Bonds, 1990 Series D, 8.000%, 11/01/00No Opt. CallAaa     8,855,760

  4,630,000   County of Sacramento, Airport System PFC and Subordinated Revenue Bonds, Series 1996D,
                6.000%, 7/01/16                                                   7/06 at 102       Aaa      5,015,633

  5,000,000   Airports Commission, City and County of San Francisco, California, San Francisco International
                Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation Program),
                6.250%, 5/01/26 (Alternative Minimum Tax)                         5/05 at 101       Aaa      5,439,250


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 30.0%

  2,000,000   California Educational Facilities Authority, Revenue Bonds (St. Mary's College of California
                Project), Series 1990, 7.500%, 10/01/20 (Pre-refunded
                to 10/01/00)                                                     10/00 at 102       Aaa      2,218,160

  5,500,000   California Health Facilities Financing Authority, Health Facility Revenue Bonds (Pomona
                Valley Hospital Medical Center), 1989 Series A, 9.750%, 1/01/19
                (Pre-refunded to 1/01/00)                                         1/00 at 102    N/R***      6,175,840

  6,500,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds (Children's
                Hospital-San Diego), Series 1990, 7.000%, 7/01/13 (Pre-refunded
                to 7/01/00)                                                       7/00 at 102       Aaa      7,078,630

              California Health Facilities Financing Authority, Health Facility
              Revenue Bonds (Health Dimensions, Incorporated), 1990 Series A:
  4,175,000     7.250%, 5/01/03 (Pre-refunded to 5/01/00)                         5/00 at 102       Aaa      4,548,579
  5,000,000     7.500%, 5/01/15 (Pre-refunded to 5/01/00)                         5/00 at 102       Aaa      5,473,250

  4,800,000   California Health Facilities Financing Authority, Health Facility Revenue Bonds (Sisters of
                Providence), Series 1990, 7.500%, 10/01/10 (Pre-refunded
                to 10/01/00)                                                     10/00 at 102    N/R***      5,307,168

  7,625,000   Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
                1988 Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)
                (Pre-refunded to 8/01/98)                                         8/98 at 102     Aa***      7,926,874

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - CONTINUED

              Trust Certificates, Trustees of The California State University to The California State
              University Institute:
 $1,500,000     7.100%, 6/01/08 (Pre-refunded to 12/01/00)                   12/00 at 101 7/8       Aaa    $ 1,654,455
  1,610,000     7.150%, 6/01/09 (Pre-refunded to 12/01/00)                   12/00 at 101 7/8       Aaa      1,777,875

  6,080,000   City of Anaheim, California, Certificates of Participation, Anaheim Memorial Hospital
                Association, 7.125%, 5/15/13 (Pre-refunded to 5/15/00)            5/00 at 102       Aaa      6,619,296

  4,000,000   Contra Costa Water District (Contra Costa County, California), Water Revenue Bonds,
                Series C, 6.750%, 10/01/20 (Pre-refunded to 10/01/00)            10/00 at 102    N/R***      4,355,560

  4,000,000   County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds (GNMA Mortgage-
                Backed Securities Program), 8.250%, 6/01/21 (Alternative Minimum Tax)No Opt. Call   Aaa      5,217,000

  3,000,000     Hospital Revenue Certificates of Participation (Desert Hospital
                Corporation Project), Series 1990, 8.100%, 7/01/20 (Pre-refunded to 7/01/00) 7/00 at 102 AAA 3,342,510

 10,000,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties, California), Water
                System Subordinated Revenue Bonds, Series 1990, 7.500%, 6/01/18 (Pre-refunded
                to 6/01/00)                                                       6/00 at 102       Aaa     10,980,700

  2,000,000   LaQuinta Redevelopment Agency, LaQuinta Redevelopment Project, Tax Allocation
                Refunding Bonds, Series 1990, 8.400%, 9/01/12 (Pre-refunded
                to 9/01/00)                                                       9/00 at 102       Aaa      2,255,520

  5,400,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1988,
                7.625%, 8/01/14 (Pre-refunded to 8/01/98)                         8/98 at 102       Aaa      5,599,638

  2,285,000   Rancho Cucamonga Redevelopment Agency (San Bernardino County, California), Rancho
                Redevelopment Project, 1990 Tax Allocation Bonds, 7.125%, 9/01/19 (Pre-refunded
                to 9/01/99)                                                       9/99 at 102       Aaa      2,442,734

  3,975,000     The Regents of the University of California, Hospital Revenue
                Bonds (UCLA Medical Center), Series 1990, 7.300%, 12/01/20
                (Pre-refunded to 12/01/98) 12/98 at 102 A+*** 4,163,614


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 11.0%

  7,000,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds
                (CanFibre of Riverside Project), Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative
                Minimum Tax)                                                      7/07 at 102       N/R      7,419,370

 12,600,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric
                Company), 1992 Series A, 6.400%, 12/01/27 (Alternative
                Minimum Tax)                                                     12/02 at 102       Aaa     13,824,216

  1,500,000   Department of Water and Power of the City of Los Angeles, California, Electric Plant
                Revenue Bonds, Issue of 1988, 7.900%, 5/01/28                     5/98 at 102       Aa3      1,540,725

  4,545,000   Department of Water and Power of The City of Los Angeles (California), Electric Plant
                Revenue Bonds, Second Issue of 1993, 5.000%, 10/15/33            10/03 at 102       Aa3      4,376,608

  4,500,000   Stanislaus County Waste-to-Energy Financing Agency, Solid Waste Facility, Refunding
                Revenue Certificates (Ogden Martin System of Stanislaus, Inc. Project), Series 1990,
                7.625%, 1/01/10                                                   1/00 at 102      BBB+      4,825,440

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 8.3%

              Department of Water and Power of The City of Los Angeles, Water
              Works Refunding Revenue Bonds, Second Issue of 1993:
$ 3,000,000     4.500%, 5/15/13                                                   5/03 at 102        Aa    $ 2,856,660
  4,270,000     4.500%, 5/15/18                                                   5/03 at 102        Aa      3,918,536

  5,000,000   The City of Los Angeles Wastewater System Revenue Bonds, Refunding Series 1991-C,
                7.100%, 6/01/18                                                   6/99 at 102        A1      5,275,200

  5,000,000   Revenue Certificates of Participation, Series 1993A, Orange County Water District,
                5.000%, 8/15/18                                                   8/03 at 100        Aa      4,862,550

  2,650,000   San Diego County Water Authority, Water Revenue Certificates of Participation, Series
                1991A, 6.375%, 5/01/06                                            5/01 at 102        Aa      2,887,202

  4,585,000   City of Santa Maria, California, Water and Wastewater Revenue, Subordinate Certificates
                of Participation, Series 1997A, 0.000%, 8/01/27                   8/12 at 101       Aaa      3,378,454

  1,000,000   City of Stockton, Revenue Certificates of Participation, 1998 Series A (Wastewater System
                Project), 5.200%, 9/01/29                                         9/08 at 102       Aaa        993,850

----------------------------------------------------------------------------------------------------------------------
$271,080,000  Total Investments - (cost $263,192,068) - 98.7%                                              286,977,226
============----------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.1%
$    200,000   Irvine Ranch Water District, Variable Rate Demand Bonds, 3.550%, 6/01/15+          VMIG-1       200,000
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.2%                                                           3,681,968
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $290,859,194
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN CALIFORNIA MUNICIPAL MARKET
                                                 OPPORTUNITY FUND, INC. (NCO)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 1.1%

 $1,000,000   California Educational Facilities Authority Revenue Bonds (University of San Francisco),
                Series 1996, 6.000%, 10/01/26                                    10/06 at 102       Aaa    $ 1,084,850

  1,000,000   State Public Works Board of the State of California, Lease Revenue Bonds, (Various
                California State University Project), 1997 Series C,
                5.400%, 10/01/22                                                 10/07 at 102         A      1,026,850


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 16.3%

  6,250,000   California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,
                1989 Series A, 7.000%, 10/01/18                                  10/99 at 102        A+      6,648,875

  2,000,000   California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding
                Bonds (Valley Memorial Hospital), 1993 Series A, 6.000%, 5/01/17  5/03 at 102        A+      2,113,040

  3,000,000   California Statewide Communities Development Authority (Triad Healthcare), Revenue
                Refunding Series 1992, Certificates of Participation,
                6.250%, 8/01/06                                                  No Opt. Call        A+      3,267,030

  6,800,000   Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993
                (Community Hospitals of Central California), 5.000%, 2/01/23      2/03 at 100      Baa1      6,402,880

              City of Loma Linda, California, Hospital Revenue Bonds, (Loma
              Linda University Medical Center Project), Series 1993-A:
  5,970,000     5.750%, 12/01/03                                                 No Opt. Call       BBB      6,360,140
  3,000,000     6.500%, 12/01/18                                                 12/03 at 102       BBB      3,246,510

  2,000,000   Sierra View Local Hospital District, Insured Health Facility Revenue Bonds, Series 1992,
                6.400%, 3/01/22                                                   3/02 at 102        A+      2,132,680


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLEFAMILY - 0.6%

  1,110,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series C,
                8.300%, 8/01/19 (Alternative Minimum Tax)                         8/98 at 102        Aa      1,140,281


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 3.0%

  3,000,000   State of California, Veterans General Obligation Bonds, Series BL, 5.300%, 12/01/12
                (Alternative Minimum Tax)                                        12/08 at 101        A1      3,035,130

  1,225,000   Fresno Unified School District (Fresno County, California), 1998 General Obligation
                Refunding Bonds, Series A, 6.550%, 8/01/20                        2/13 at 103       Aaa      1,442,021

  1,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                6.150%, 8/01/15                                                   8/11 at 103       Aaa      1,159,210


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 22.1%

  5,000,000   Fontana Public Financing Authority (San Bernardino County, California), Tax Allocation
                Revenue Bonds (North Fontana Redevelopment Project), 1990
                Series A, 7.250%, 9/01/20                                         9/00 at 102       BBB      5,281,400

  2,045,000   Inglewood Redevelopment Agency (City of Inglewood, Los Angeles County, California),
                Century Redevelopment Project, 1993 Tax Allocation Bonds,
                Series A, 5.900%, 7/01/03                                         No Opt.Call       BBB      2,096,514

  2,100,000   Inland Empire Solid Waste Financing Authority Revenue Bonds, 1996 Series B (Landfill
                Improvement Financing Project), 6.250%, 8/01/11
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa      2,412,249

  1,500,000   Lancaster Housing Authority, Lease Revenue Bonds (Brierwood Mobilehome Park
                Project), Issue of 1994, 7.200%, 4/01/24                          4/99 at 102      BBB+      1,546,005

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - CONTINUED

 $2,000,000   County of Mendocino, Mendocino County Public Facilities Corporation, Certificates of
                Participation, 6.000%, 8/15/23                                    8/03 at 102         A    $ 2,106,760

  1,000,000   Menifee Union School District (Riverside County, California), Certificates of Participation
                (1996 School Project), 6.125%, 9/01/24                            9/06 at 102       Aaa      1,111,430

              County of Nevada (Western Nevada County Solid Waste Management
              Series -- 1991 Project), Certificates of Participation:
  2,500,000     7.250%, 6/01/08                                                   6/01 at 102        BB      2,661,400
  2,000,000     7.500%, 6/01/21                                                   6/01 at 102        BB      2,136,640

  1,000,000   City of Ontario, Community Facilities District No. 5 (Freeway Interchange Project),
                Special Tax Bonds, Series 1997, 6.375%, 9/01/17                   9/06 at 102       N/R      1,031,270

 10,900,000   Ontario Redevelopment Financing Authority (San Bernardino County, California), 1995
                Revenue Refunding Bonds (Ontario Redevelopment Project No. 1),
                7.400%, 8/01/25                                                  No Opt. Call       Aaa     14,712,275

  4,700,000   San Bernardino County, California, Certificates of Participation, Series 1995 (Medical
                Center Financing Project), 5.500%, 8/01/22                        8/05 at 102       Aaa      4,842,692

  1,080,000   Redevelopment Agency of the City of Suisin City, Suisin City Redevelopment Project,
                1993 Tax Allocation Refunding Bonds (County of Solano,
                California), 5.900%, 10/01/23                                    10/03 at 102       Aaa      1,151,442


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 5.8%

  1,000,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds Series 1995A,
                6.000%, 1/01/34                                                   1/05 at 102       Baa      1,055,340

  4,000,000   Harbor Department of the City of Los Angeles, Revenue Bonds, Issue of 1995 Series B,
                6.625%, 8/01/19 (Alternative Minimum Tax)                         8/02 at 102        AA      4,391,480

  5,000,000   County of Sacramento, Airport System Revenue Bonds, Series 1996, 5.900%, 7/01/24
                (Alternative Minimum Tax)                                         7/06 at 102       Aaa      5,351,300


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 32.9%

  1,900,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds
                (Children's Hospital of San Francisco), 1990 Series A, 7.500%, 10/01/20
                (Pre-refunded to 10/01/00)                                       10/00 at 102       Aaa      2,105,751

  5,000,000   California Health Facilities Financing Authority, Health Facility Revenue Bonds (Health
                Dimensions, Incorporated), 1990 Series A, 7.500%, 5/01/15
                (Pre-refunded to 5/01/00)                                         5/00 at 102       Aaa      5,473,250

  6,500,000   California State Department of Water Resources, Central Valley Project, Water System
                Revenue Bonds, Series G, 7.125%, 12/01/24 (Pre-refunded
                to 6/01/99)                                                   6/99 at 101 1/2       Aaa      6,868,160

  5,000,000   Castaic Lake Water Agency (Water System Improvement Projects), Series 1990,
                Certificates of Participation, 7.125%, 8/01/16 (Pre-refunded
                to 8/01/00)                                                       8/00 at 102       Aaa      5,475,000

  3,300,000   Contra Costa Water Authority (Contra Costa County, California), Water Treatment
                Revenue Bonds, 1990 Series A, 6.875%, 10/01/20 (Pre-refunded
                to 10/01/00)                                                     10/00 at 102    N/R***      3,602,577

  5,000,000     Hospital Revenue Certificates of Participation (Desert Hospital
                Corporation Project), Series 1990, 8.100%, 7/01/20 (Pre-refunded
                to 7/01/00)                                                       7/00 at 102       AAA      5,570,850

  5,000,000   The City of Los Angeles (California), Los Angeles Convention and Exhibition Center
                Certificates of Participation, 1990 Series, 7.000%, 8/15/21
                (Pre-refunded to 8/15/00)                                         8/00 at 102       Aaa      5,466,250

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - CONTINUED

 $4,000,000   Orange County Water District (1990 Project A), Certificates of Participation,
                7.000%, 8/15/15 (Pre-refunded to 8/15/00)                         8/00 at 102       Aaa    $ 4,373,000

              Ponoma Public Financing Authority, California 1990 Lease Purchase Revenue Bonds, Series J:
  4,035,000     7.700%, 10/01/07 (Pre-refunded to 10/01/00)                      10/00 at 102     A-***      4,488,494
  2,000,000     7.875%, 10/01/15 (Pre-refunded to 10/01/00)                      10/00 at 102     A-***      2,233,340

  4,000,000   City of Pomona, California, Single Family Mortgage Revenue Refunding Bonds (GNMA
                and FHLMC Mortgage-Backed Securities), Series 1990B, 7.500%, 8/01/23No Opt. Call    Aaa      5,201,240

  5,000,000   The Regents of the University of California, Revenue Bonds (1990 Seismic Safety
                Projects), 7.300%, 9/01/20 (Pre-refunded to 9/01/98)              9/98 at 102      A***      5,193,050

  4,620,000   Vista Joint Powers Financing Authority, 1993 Series B Lease Revenue Bonds (Hacienda
                Drive and Buena Vista Creek), 6.100%, 9/01/20 (Pre-refunded
                to 9/01/00)                                                       9/00 at 101     A-***      4,911,382


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 8.2%

  6,000,000   California Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds
                (CanFibre of Riverside Project), Tax-Exempt Series 1997A, 9.000%, 7/01/19
                (Alternative Minimum Tax)                                         7/07 at 102       N/R      6,359,460

  8,000,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric
                Company), 1992 Series A, 6.400%, 12/01/27 (Alternative
                Minimum Tax)                                                     12/02 at 102       Aaa      8,777,280


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 8.8%

  5,000,000   Department of Water and Power of the City of Los Angeles, California, Water Works
                Revenue Bonds, Issue of 1989, 7.200%, 2/15/19                     2/99 at 102        Aa      5,262,450

  4,000,000   The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993-D,
                4.700%, 11/01/19                                                 11/03 at 102       Aaa      3,791,320

 10,000,000   City of Santa Maria, California, Water and Wastewater Revenue Subordinate, Certificates
                of Participation, Series 1997A, 0.000%, 8/01/27                   8/12 at 101       Aaa      7,368,500


----------------------------------------------------------------------------------------------------------------------
$171,535,000  Total Investments - (cost $164,732,190) - 98.8%                                              183,469,048
============----------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.2%

$    300,000  California Statewide Communities Development Authority, Certificates of Participation,
============    St. Joseph Health System Obligated Group, Variable Rate Demand
                Bonds, 3.650%, 7/01/24+                                                          VMIG-1        300,000
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                           1,912,194
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $185,681,242
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN CALIFORNIA INVESTMENT QUALITY
MUNICIPAL FUND, INC. (NQC)

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              CAPITAL GOODS - 2.0%

$ 5,500,000   California Pollution Control Financing Authority, Fixed Rate Resource Recovery Revenue
                Bonds (Waste Management, Inc.), 1991 Composite Series A, 7.150%, 2/01/11
                (Alternative Minimum Tax)                                         2/01 at 103        A-    $ 5,971,900


----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 5.3%

  1,790,000   California Educational Facilities Authority, Revenue Bonds (Chapman College), Series 1991,
                7.300%, 1/01/02                                                   1/01 at 102      Baa2      1,966,655

  1,500,000   California Educational Facilities Authority, Revenue Bonds (University of San Francisco),
                Series 1996, 6.000%, 10/01/26                                    10/06 at 102       Aaa      1,627,275

  1,850,000   California Educational Facilities Authority, Revenue Bonds (Pomona College), Series 1992,
                6.000%, 2/15/17                                                   2/02 at 102       Aa1      1,961,315

  4,000,000   State Public Works Board of The State of California, Lease Revenue Refunding Bonds
                (California Community Colleges), 1996 Series B (Various Community Colleges Projects),
                5.625%, 3/01/19                                                   3/06 at 102       Aaa      4,178,960

  6,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Various California
                State University Project), 1997 Series C, 5.400%, 10/01/22       10/07 at 102         A      6,161,100


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 12.1%

 10,000,000   California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,
                1990 Series A, 7.000%, 12/01/10                                  12/00 at 102        A+     10,864,600

  1,475,000   California Health Facilities Financing Authority, Kaiser Permanente Refunding Revenue
                Bonds, 1991 Series A, 6.250%, 3/01/21                             3/01 at 102        A+      1,559,444

  3,000,000   California Statewide Communities Development Authority (Triad Healthcare), Revenue
                Refunding Series 1992, Certificates of Participation, 6.250%, 8/01/06No Opt. Call    A+      3,267,030

              Central Joint Powers Health Financing Authority, Certificates of
              Participation, Series 1993 (Community Hospitals of Central
              California):
  3,250,000     5.250%, 2/01/13                                                   2/03 at 102      Baa1      3,278,015
  7,260,000     5.500%, 2/01/15                                                   2/03 at 102      Baa1      7,305,302

  5,000,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda University Medical
                Center Project), Series 1993-A, 6.500%, 12/01/18                 12/03 at 102       BBB      5,410,850

  1,000,000   City of Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association,
                1997 Series A, 5.700%, 12/01/14                                  12/07 at 102      BBB+      1,021,840

  3,365,000   West Side Hospital District (Kern County, California), Insured Revenue Bonds, Series 1991A,
                7.500%, 2/01/23                                                   2/01 at 102        A+      3,676,565


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 0.8%

  2,430,000   City of Stanton Multifamily Housing Revenue Bonds (Continental Gardens Apartments),
                Series 1997, 5.625%, 8/01/29 (Alternative Minimum Tax)            8/07 at 102       AAA      2,556,579


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 2.7%

  1,475,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series C,
                8.300%, 8/01/19 (Alternative Minimum Tax)                         8/98 at 102        Aa      1,515,238

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - CONTINUED

$ 1,425,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series E,
                8.350%, 8/01/19 (Alternative Minimum Tax)                         8/98 at 102        Aa    $ 1,464,487

    980,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1989 Series B,
                8.000%, 8/01/29 (Alternative Minimum Tax)                         8/99 at 102        Aa      1,020,454

  1,785,000   Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue A,
                7.350%, 9/01/24 (Alternative Minimum Tax)                         3/01 at 102       AAA      1,888,958

  2,105,000   Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 1989 Issue A, 7.625%, 10/01/22
                (Alternative Minimum Tax)                                         4/99 at 102       AAA      2,196,589


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 6.3%

 13,335,000   State of California, Various Purpose General Obligation Bond, 5.750%, 3/01/133/05 at 101A1    14,300,587

  2,395,000   Fontana Unified School District, San Bernardino County, California, 1997 General Obligation
                Refunding Bonds, Series A, 0.000%, 5/01/17                        5/09 at 102       Aaa      2,266,844

  2,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                6.500%, 8/01/19                                                   8/11 at 103       Aaa      2,352,120


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 15.0%

  7,000,000   Certificates of Participation (1990 Adelanto Return to Custody Facility), City of Adelanto,
                California, 7.100%, 4/01/10                                       4/00 at 102      BBB+      7,390,250

  2,195,000   Bell Community Redevelopment Agency, Bell Redevelopment Project Area, 1994 Tax
                Allocation Refunding Bonds, 6.300%, 11/01/13                     11/03 at 102       Aaa      2,437,811

  1,050,000   Certificates of Participation, Fresno Unified School District, Fresno County, California,
                Series of 1992B for Project Phase IX, 6.600%, 5/01/07             5/00 at 102        A2      1,111,982

  2,350,000   Lancaster Housing Authority, Lease Revenue Bonds (Brierwood Mobilehome Park Project),
                Issue of 1994, 7.100%, 4/01/14                                    4/99 at 102      BBB+      2,422,404

  1,685,000   City of Ontario, Community Facilities District No. 5 (Freeway Interchange Project), Special
                Tax Bonds, Series 1997, 6.375%, 9/01/17                           9/06 at 102       N/R      1,737,690

  3,600,000   Ontario Redevelopment Financing Authority (San Bernardino County, California), 1995
                Revenue Refunding Bonds (Ontario Redevelopment Project No. 1),
                7.400%, 8/01/25                                                  No Opt. Call       Aaa      4,859,100

 10,075,000   County of Orange, California, 1996 Recovery Certificates of Participation, Series A,
                6.000%, 7/01/26                                                   7/06 at 102       Aaa     10,914,147

  2,000,000   Redding Joint Powers Financing Authority Solid Waste and Corporate Yard, Lease
                Revenue Bonds, Series 1993A, 5.500%, 1/01/13                      1/04 at 102         A      2,035,520

  1,500,000   City of Richmond, Limited Obligation Refunding Improvement Bonds, Reassessment
                District No. 855 (Atlas Road West and Interchange), 6.600%, 9/02/193/98 at 103      N/R      1,552,380

  9,000,000   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project,
                Tax Allocation Bonds, Series 1993, 4.750%, 8/01/24                2/04 at 102       Aaa      8,482,950

  2,000,000   Redevelopment Agency of the City of San Leandro, Plaza 1 and Plaza 2 Redevelopment
                Projects, 1993 Tax Allocation Bonds, Series A, 6.125%, 6/01/23    6/03 at 102        A-      2,112,980

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 6.3%

 $1,250,000   California Statewide Communities Development Authority, Special Facilities Lease Revenue
                Bonds, 1997 Series A, 5.700%, 10/01/33 (Alternative Minimum Tax) 10/07 at 102      Baa3    $ 1,273,838

  1,000,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds, Series 1995A,
                6.000%, 1/01/34                                                   1/05 at 102       Baa      1,055,340

 12,000,000   Airports Commission, City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation Program),
                6.250%, 5/01/26 (Alternative Minimum Tax)                         5/05 at 101       Aaa     13,054,200

  3,520,000   Airports Commission City and County of San Francisco, California, San Francisco International
                Airport, Second Revenue Bonds, Issue 12A, 5.625%, 5/01/11
                (Alternative Minimum Tax)                                         5/06 at 101       Aaa      3,737,290


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 35.2%

    690,000   California Educational Facilities Authority, Revenue Bonds (Chapman College), Series 1991,
                7.300%, 1/01/02 (Pre-refunded to 1/01/01)                         1/01 at 102       Aaa        762,830

              California Health Facilities Financing Authority, Health Facility
              Revenue Bonds (Health Dimensions, Incorporated), 1990 Series A:
  2,300,000     7.500%, 5/01/15 (Pre-refunded to 5/01/00)                         5/00 at 102       Aaa      2,517,695
  4,395,000     7.000%, 5/01/20 (Pre-refunded to 5/01/00)                         5/00 at 102       Aaa      4,765,499

  8,075,000   California Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                (Cedars-Sinai Medical Center), Series 1990, 7.000%, 11/01/15
                (Pre-refunded to 11/01/00)                                       11/00 at 102    N/R***      8,862,636

  3,500,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department
                of Corrections), 1994 Series A (California State of Prison-Monterey County (Soledad II)),
                6.875%, 11/01/14 (Pre-refunded to 11/01/04)                      11/04 at 102       Aaa      4,105,360

  5,885,000   Calaveras County Water District (California), Certificates of Participation (1991 Ebbetts
                Pass Water System Improvements Project), 6.900%, 5/01/16
                (Pre-refunded to 5/01/01)                                         5/01 at 102       Aaa      6,506,515

  5,500,000   Certificates of Participation (Open Space Acquisition Project), City of Cupertino, California,
                Cupertino Public Facilities Corporation, 7.125%, 4/01/16
                (Pre-refunded to 4/01/01)                                         4/01 at 102    N/R***      6,088,390

  4,500,000     Hospital Revenue Certificates of Participation (Desert Hospital
                Corporation Project), Series 1990, 8.000%, 7/01/10 (Pre-refunded to 7/01/00) 7/00 at 102 AAA 5,003,775

  8,650,000   Fontana Public Financing Authority (San Bernardino County, California), Subordinate Lien
                Tax Allocation Revenue Bonds (North Fontana Redevelopment Project), 1991 Series A,
                7.750%, 12/01/20 (Pre-refunded to 12/01/01)                      12/01 at 102    N/R***      9,912,381

  2,750,000   Certificates of Participation, Fresno Unified School District, Fresno County, California,
                Series of 1991A For Project Phase VI, 7.200%, 5/01/11
                (Pre-refunded to 5/01/01)                                         5/01 at 102     A2***      3,058,880

  2,500,000   The Community Redevelopment Agency of the City of Los Angeles, California, Central
                Business District Redevelopment Project, Tax Allocation Refunding Bonds, Series 1987-G,
                6.750%, 7/01/10                                                   No Opt.Call    BBB***      2,606,250

  6,000,000   The City of Los Angeles, California, Wastewater System Revenue Bonds,Series 1991-A,
                7.100%, 2/01/21 (Pre-refunded to 2/01/99)                         2/99 at 102       Aaa      6,308,220

  5,500,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 6.750%, 7/01/20
                (Pre-refunded to 7/01/01)                                         7/01 at 102       Aaa      6,080,580

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - CONTINUED

$ 8,000,000   Mt. Diablo Hospital District, Insured Hospital Revenue Bonds, 1990 Series A,
                8.000%, 12/01/11 (Pre-refunded to 12/01/00)                      12/00 at 102       Aaa    $ 9,012,960

  8,000,000   Redevelopment Agency of the City of Pittsburg, California, Los Medanos Community
                Development Project, Tax Allocation Bonds, Series 1991, 7.150%, 8/01/21
                (Pre-refunded to 8/01/01)                                         8/01 at 103       Aaa      9,026,880

  6,505,000   Certificates of Participation (City of Poway 1991 Capital Improvement Project Poway
                Royal Mobilehome Park), Poway Redevelopment Agency, 7.200%, 1/01/24
                (Pre-refunded to 1/01/01)                                         1/01 at 102       Aaa      7,190,952

 10,000,000   Sacramento Municipal Utility District, Electric Revenue Bonds, 1988 Series W,
                7.875%, 8/15/16 (Pre-refunded to 8/15/98)                         8/98 at 102       Aaa     10,396,800

  3,500,000   West Contra Costa Hospital District, Insured Health Facility Refunding Revenue Bonds,
                Series 1994, 6.500%, 11/01/17 (Pre-refunded to 11/01/04)         11/04 at 102     A+***      4,011,770


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 8.8%

  2,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific
                Gas and Electric Company), 1993 Series B, 5.850%, 12/01/23
                (Alternative Minimum Tax)                                        12/03 at 102        A+      2,076,800

  7,945,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric
                Company), 1992 Series A, 6.400%, 12/01/27 (Alternative
                Minimum Tax)                                                     12/02 at 102       Aaa      8,716,936

  7,990,000   Department of Water and Power of the City of Los Angeles, Electric Plant Revenue Bonds,
                Issue of 1991, 7.100%, 1/15/31                                    1/01 at 102       Aa3      8,795,712

  3,205,000   Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds,
                Refunding Series E, 7.150%, 7/01/24                               7/98 at 102        A-      3,300,573

  3,415,000   Stanislaus County Waste-to-Energy Financing Agency, Solid Waste Facility Refunding Revenue
                Certificates (Ogden Martin System of Stanislaus, Inc. Project),
                Series 1990, 7.625%, 1/01/10                                      1/00 at 102      BBB+      3,661,972


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 4.5%

  4,075,000   State of California Department of Water Resources, Central Valley Project Water System
                Revenue Bonds, Series Q, 5.375%, 12/01/27                    12/06 at 101 1/2       Aaa      4,163,345

  5,500,000   Revenue Certificates of Participation, Series 1993A, Orange County Water District,
                5.000%, 8/15/18                                                   8/03 at 100        Aa      5,348,804

  4,025,000   City of Stockton, Revenue Certificates of Participation, 1998 Series A (Wastewater
                System Project), 5.200%, 9/01/29                                  9/08 at 102       Aaa      4,000,245


----------------------------------------------------------------------------------------------------------------------
$277,550,000  Total Investments - (cost $272,399,172) - 99.0%                                              298,273,349
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                           3,048,491
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $301,321,840
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

                                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN CALIFORNIA SELECT QUALITY
MUNICIPAL FUND, INC. (NVC)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 1.9%

$ 9,150,000   California Pollution Control Financing Authority Sewage and Solid Waste Disposal
                Facilities Revenue Bonds (Anheuser-Busch Project), Series 1996, 5.750%, 12/01/30
                (Alternative Minimum Tax)                                        12/06 at 101        A1    $ 9,523,503


----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 3.2%

  5,000,000   California Educational Facilities Authority Revenue Bonds (Chapman University),
                Series 1996, 5.125%, 10/01/26                                    10/06 at 102       AAA      4,944,250

  5,000,000   State Public Works Board of the State of California Lease Revenue Bonds (The Trustees of
                The California State University), 1995 Series A (Various California State University
                Projects), 6.000%, 9/01/15                                        9/05 at 100         A      5,368,100

  6,000,000   The Regents of the University of California Refunding Revenue Bonds (1989 Multiple
                Purpose Projects), Series C, 5.000%, 9/01/23                      9/03 at 102       Aaa      5,856,300


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 9.3%

  3,000,000   California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue
                Bonds (Catholic Healthcare West), 1994 Series A, 4.750%, 7/01/19  7/04 at 102       Aaa      2,841,780

  5,000,000   California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds
                (The H.E.L.P. Group), 1991 Series A, 7.000%, 8/01/21              8/01 at 102        A+      5,441,900

  7,485,000   California Health Facilities Financing Authority, Kaiser Permanente Refunding Revenue
                Bonds, 1991 Series A, 6.500%, 3/01/11                             3/01 at 102        AA      8,030,881

  1,775,000   California Statewide Communities Development Authority, Certificates of Participation,
                St. Joseph Health System Obligated Group, 5.500%, 7/01/23         7/03 at 102        AA      1,809,204

  5,120,000   ABAG Finance Authority for Nonprofit Corporations, Certificates of Participation
                (Stanford University Hospital), California, Series 1993,
                5.250%, 11/01/08                                                 11/03 at 102        A1      5,351,424

  6,500,000   City of Loma Linda, California Hospital Revenue Refunding Bonds (Loma Linda University
                Medical Center Project), Series 1989-B, 7.000%, 12/01/15         12/99 at 102       Aaa      6,937,580

  9,350,000   City of Loma Linda, California, Hospital Revenue Refunding Bonds (Loma Linda University
                Medical Center Project), Series 1993-C, 5.375%, 12/01/22         12/03 at 102       Aaa      9,458,554

  6,000,000   County of Madera, California, Certificates of Participation (Valley Children's Hospital
                Project), Series 1995, 5.750%, 3/15/28                            3/05 at 102       Aaa      6,337,620

  1,050,000   City of Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association,
                1997 Series A, 5.450%, 12/01/10                                  12/07 at 102      BBB+      1,102,994


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 0.7%

  3,455,000   California Housing Finance Agency Housing Revenue Bonds (Insured), 1991 Series A,
                7.200%, 2/01/26 (Alternative Minimum Tax)                         8/01 at 102       Aaa      3,674,427


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 10.3%

  1,255,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1988 Series A,
                8.125%, 8/01/19                                                   8/98 at 102        Aa      1,291,784

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - CONTINUED

 $6,230,000   California Housing Finance Agency Single Family Mortgage Bonds, 1995 Issue A-2,
                6.350%, 8/01/15 (Alternative Minimum Tax)                         5/05 at 102       Aaa    $ 6,625,480

              California Housing Finance Agency Single Family Mortgage Bonds, 1995 Issue B:
  1,945,000     6.250%, 8/01/14 (Alternative Minimum Tax)                        10/05 at 102       Aaa      2,034,801
  8,470,000     6.250%, 2/01/18 (Alternative MinimumTax)                         10/05 at 102       Aaa      8,996,580
    400,000     6.300%, 8/01/24 (Alternative Minimum Tax)                        10/05 at 102       Aaa        424,812

  4,060,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1989 Series F,
                7.250%, 8/01/17                                                   2/00 at 102        Aa      4,256,626

  2,900,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1991 Series G,
                7.050%, 8/01/27 (Alternative Minimum Tax)                         8/01 at 102        Aa      3,071,738

  6,145,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1995 Series M,
                6.150%, 8/01/27 (Alternative Minimum Tax)                         2/06 at 102       Aaa      6,490,472

  5,945,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1996 Series H,
                6.250%, 8/01/27 (Alternative MinimumTax)                          8/06 at 102        Aa      6,314,363

  3,310,000   California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue
                Bonds (Mortgage-Backed Securities Program), 1995 Series B, 7.750%, 9/01/26
                (Alternative Minimum Tax)                                        No Opt. Call       AAA      3,820,766

  5,655,000   Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy
                Program, Single Family Mortgage Revenue Bonds, Portfolio I (AMT), 6.250%, 4/01/29
                (Alternative Minimum Tax)                                         4/05 at 102       Aaa      5,967,382

  2,860,000   Southern California Home Financing Authority Single Family Mortgage Revenue Bonds
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue B,
                6.900%, 10/01/24 (Alternative Minimum Tax)                       10/01 at 102       AAA      3,019,531


----------------------------------------------------------------------------------------------------------------------
              LONG TERM CARE - 1.3%

  3,000,000   California Statewide Communities Development Authority, Series A Certificates of
                Participation, Pacific Homes, 6.000%, 4/01/17                     4/03 at 102         A      3,184,530

  2,845,000   The City of Los Angeles, Insured Certificates of Participation, Ararat Home of Los Angeles,
                7.250%, 6/01/21                                                   6/01 at 102         A      3,098,831


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 4.4%

 11,405,000   State of California Various Purpose General Obligation Bonds, 6.400%, 2/01/20
                (Alternative Minimum Tax)                                         3/98 at 102        A1     11,656,594

  2,025,000   State of California, Various Purpose General Obligation Bonds,
                5.750%, 3/01/23                                                   3/04 at 102        A1      2,129,693

  8,665,000   State of California, Veterans General Obligation Bonds, Series BH, 5.600%, 12/01/32
                (Alternative Minimum Tax)                                        12/03 at 102        A1      8,756,502


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 19.2%

 10,525,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department
                of Corrections), 1991 Series A (State Prisons-Imperial County),
                5.750%, 9/01/21                                                   9/01 at 100         A     10,735,500

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - CONTINUED

 $9,725,000   Avalon Community Improvement Agency Community Improvement Project Area Tax
                Allocation Bonds, Series 1991 A, 7.250%, 8/01/21                  8/01 at 102        A-    $10,667,061

  2,215,000   Brea Public Financing Authority (Orange County, California), 1991 Tax Allocation Revenue
                Bonds, Series A (Redevelopment Project AB), 6.750%, 8/01/22       8/01 at 102       Aaa      2,426,688

  6,000,000   Cerritos Public Financing Authority (Cerritos, California), 1993 Revenue Bonds, Series A
                (Tax Exempt) (Los Cerritos Redevelopment Project Loan),
                6.050%, 11/01/20                                                 11/03 at 102        A-      6,338,400

    285,000     ABAG Finance Corporation (California), Series A Certificates of
                Participation, Cities of Concord, Saratoga, Santa Cruz, and
                South Gate, 7.625%, 6/01/11 6/98 at 100 A- 287,927

  5,000,000   Culver City Redevelopment Financing Authority, 1993 Tax Allocation Refunding Revenue
                Bonds, 5.000%, 11/01/23                                          11/03 at 102       Aaa      4,879,550

  8,180,000   Fresno Unified School District, Fresno County, California, Certificates of Participation for
                Measure A Capital Projects, Series of 1991B for Project
                Phase VII, 6.850%, 5/01/12                                        5/99 at 102        A2      8,532,394

              City of Inglewood, California, Certificates of Participation (1991 Civic Center
              Improvement Project):
  5,515,000     7.000%, 8/01/11                                                   8/01 at 102      BBB-      5,967,726
  5,000,000     7.000%, 8/01/19                                                   8/01 at 102      BBB-      5,403,850
  3,000,000     6.500%, 8/01/21                                                   8/01 at 102      BBB-      3,182,850

  4,255,000   Los Angeles Unified School District, Certificates of Participation (Capital Facilities Project,
                1991A), 7.000%, 5/01/99                                          No Opt. Call         A      4,415,796

  1,390,000   City of Palm Springs Financing Authority Revenue (Tax Allocation), Bonds 1991 Series B
                (Agency Loans), 6.800%, 8/01/11                                   8/01 at 102        A-      1,493,611

  2,235,000   Pleasanton Joint Powers Financing Authority, Reassessment Revenue Bonds, 1993
                Series A, 6.150%, 9/02/12                                         9/03 at 102      Baa3      2,397,149

  2,550,000   Riverside Public Financing Authority (Riverside County, California), 1991 Revenue Bonds,
                Series A (Multiple Project Loans), 8.000%, 2/01/18                2/01 at 102       N/R      2,722,125

  1,250,000   CSAC Lease Financing Program Certificates of Participation (San Benito County,
                California-- Jail and Juvenile Hall Facilities Project),
                7.400%, 8/01/11                                                   8/98 at 102      Baa1      1,288,100

  5,235,000   City and County of San Francisco, Redevelopment Financing Authority, 1993 Series C
                Tax Allocation Revenue Bonds (San Francisco Redevelopment
                Projects), 5.125%, 8/01/18                                        8/03 at 103         A      5,166,317

  6,925,000   Santa Monica Community College District, Refunding Certificates of Participation 1991
                Series A, 7.150%, 6/01/08                                         6/01 at 102         A      7,586,130

 10,000,000   Tustin Community Redevelopment Agency Town Center Area Redevelopment Project,
                Subordinate Tax Allocation Bonds, Series 1991, 6.800%, 12/01/16  12/01 at 102       Aaa     11,040,300

  3,000,000   Westminster Redevelopment Agency, Westminster Commercial Redevelopment Project
                No. 1, 1991 Tax Allocation Bonds, Series A (Orange
                County,California), 7.300%, 8/01/21                               8/01 at 102      BBB+      3,363,870


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 3.4%

  3,275,000   California Statewide Communities Development Authority, Special Facilities Lease Revenue
                Bonds, 1997 Series A, 5.700%, 10/01/33 (Alternative Minimum Tax) 10/07 at 102      Baa3      3,337,454

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - CONTINUED

 $2,000,000   California Statewide Communities Development Authority, Special Facilities Lease Revenue
                Bonds, 1997 Series A (United Air Lines, Inc.--San Francisco International Airport
                Projects), 5.625%, 10/01/34 (Alternative Minimum Tax)            10/07 at 102      Baa3    $ 2,033,120

  7,500,000   Harbor Department of the City of Los Angeles Revenue Bonds, Issue of 1996,
                6.200%, 8/01/25 (Alternative Minimum Tax)                         8/06 at 101       Aaa      8,183,550

  3,450,000   Airport Commission, City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 5, 6.500%, 5/01/24
                (Alternative MinimumTax)                                          5/04 at 102       Aaa      3,801,762


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 24.8%

 10,500,000   California Health Facilities Financing Authority, Health Facility Revenue Bonds
                (Pomona Valley Hospital Medical Center), 1989 Series A, 7.000%, 1/01/18
                (Pre-refunded to 1/01/00)                                     1/00 at 101 1/2    N/R***     11,236,365

  3,000,000   California Pollution Control Financing Authority, Solid Waste Revenue Bonds (North County
                Recycling Center), 1991 Series A Bonds, 6.750%, 7/01/17           7/02 at 102       Aaa      3,351,690

  3,310,000   State Public Works Board of the State of California Lease Revenue Bonds (California
                Community Colleges), 1991 Series A, 7.250%, 9/01/05
                (Pre-refunded to 9/01/01)                                         9/01 at 102       Aaa      3,724,280

  5,285,000   Brea Public Financing Authority (Orange County, California), 1991 Tax Allocation Revenue
                Bonds, Series A (Redevelopment Project AB), 6.750%, 8/01/22
                (Pre-refunded to 8/01/01)                                         8/01 at 102       Aaa      5,853,613

  2,110,000   County of Contra Costa, California, 1989 Home Mortgage Revenue Bonds (GNMA
                Mortgage-Backed Securities Program), 7.700%, 11/01/09 (Alternative
                Minimum Tax)                                                     No Opt. Call       Aaa      2,452,875

  7,000,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties, California),
                Water System Subordinated Revenue Bonds, Series 1991, 6.375%, 6/01/12
                (Pre-refunded to 12/01/01)                                       12/01 at 102       Aaa      7,717,290

 10,000,000   Los Angeles County Public Works Finance Authority, Revenue Bonds, Series 1994A
                (Los Angeles County Regional Park and Open Space District), 6.000%, 10/01/15
                (Pre-refunded to 10/01/04)                                       10/04 at 102     AA***     11,194,400

  7,500,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 6.900%, 7/01/21
                (Pre-refunded to 7/01/01)                                         7/01 at 102       Aaa      8,323,650

  6,375,000   Mt. Diablo Hospital District, Insured Hospital Revenue Bonds, 1990 Series A,
                7.000%, 12/01/17 (Pre-refunded to 12/01/00)                      12/00 at 102       Aaa      7,016,708

  1,705,000     City of Palm Springs Financing Authority Revenue (Tax Allocation
                Bonds), 1991 Series B (Agency Loans), 6.800%, 8/01/11
                (Pre-refunded to 8/01/05) 8/05 at 100 N/R*** 1,975,976

  3,700,000   Riverside Public Financing Authority, 8.000%, 2/01/18
                (Pre-refunded to 2/01/01)                                         2/01 at 102    N/R***      4,169,493

 19,000,000   Sacramento City Financing Authority 1991 Revenue Bonds, 6.800%, 11/01/20
                (Pre-refunded to 11/01/01)                                       11/01 at 102       Aaa     21,185,950

  3,920,000   City of San Diego, California, Certificate of Participation (Balboa Park and Mission Bay
                Park Capital Improvements Program), Series 1991, 6.900%, 7/15/21
                (Pre-refunded to 7/15/01)                                         7/01 at 100     Aa***      4,281,738

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - CONTINUED

 $5,000,000   San Mateo County Joint Powers Financing Authority Lease Revenue Bonds (San Mateo
                County Health Center), 1994 Series A, 6.125%, 7/15/14
                (Pre-refunded to 7/15/04)                                         7/04 at 102       Aaa    $ 5,630,000

  4,000,000   County of Santa Clara, California, Certificates of Participation (The Terraces of Los Gatos
                Project), 1991 Series, American Baptist Homes of the West, 6.900%, 3/01/18
                (Pre-refunded to 3/01/01)                                         3/01 at 102     A+***      4,399,400

              Santa Clarita Public Financing Authority Local Agency Revenue Bonds, Series 1991:
  6,800,000     7.000%, 10/01/20 (Pre-refunded to 10/01/01)                      10/01 at 102     A-***      7,602,808
  3,000,000     6.750%, 10/01/21 (Pre-refunded to 10/01/01)                      10/01 at 102     A-***      3,325,020

  6,500,000   Tri-City Hospital District (Oceanside, California), Insured Revenue Bonds, Series 1991,
                7.500%, 2/01/17 (Pre-refunded to 2/01/02)                         2/02 at 102       Aaa      7,418,840

  3,300,000     The Regents of the University of California, Refunding Revenue
                Bonds (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                (Pre-refunded to 9/01/02) 9/02 at 102 A*** 3,733,719

  1,605,000   Yosemite Community College District, Certificates of Participation, 7.750%, 7/01/11
                (Pre-refunded to 7/01/01)                                         7/01 at 102    N/R***      1,797,263


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 13.3%

  9,650,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Southern
                California Edison Company), 1991 Series, 6.900%, 12/01/17
                (Alternative MinimumTax)                                         12/01 at 102       Aa3     10,504,797

 10,350,000   California Pollution Control Financing Authority, Pollution ControlRevenue Bonds (San Diego
                Gas and Electric Company), 1991 Series A, 6.800%, 6/01/15
                (Alternative Minimum Tax)                                        No Opt. Call        A1     12,093,251

  9,500,000   California Pollution ControlFinancing Authority Exempt Facilities Revenue Bonds,
                Series 1996 (Mobil Oil Corporation Project), 5.500%, 12/01/29
                (Alternative Minimum Tax)                                        12/06 at 102        AA      9,731,800

  3,500,000   Department of Water and Power of the City of Los Angeles, California, Electric Plant
                Revenue Bonds, Second Issue of 1990, 7.250%, 9/15/30              9/00 at 102       Aa3      3,822,910

  6,375,000   Department of Water and Power of the City of Los Angeles Electric Plant Revenue Bonds,
                Issue of 1991, 7.100%, 1/15/31                                    1/01 at 102       Aa3      7,017,855

 14,020,000   Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds,
                Refunding Series E, 7.150%, 7/01/24                               7/98 at 102        A-     14,438,076

 10,500,000   Southern California Public Power Authority, Transmission Project Revenue Bonds, 1993
                Subordinate Refunding Series (Southern Transmission Project),
                5.000%, 7/01/22                                                   7/03 at 100       Aaa     10,253,670


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 6.9%

  3,000,000   The City of Los Angeles Wastewater System Revenue Bonds, Refunding Series 1991-C,
                7.100%, 6/01/18                                                   6/99 at 102        A1      3,165,120

 10,135,000   The Metropolitan Water District of Southern California Water Revenue Bonds,
                Issue of 1992, 8.000%, 7/01/08                                   No Opt. Call        Aa     13,115,602

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - CONTINUED

              City of Stockton, Revenue Certificates of Participation, 1998
              Series A (Wastewater System Project):
 $10,500,000    5.000%, 9/01/23                                                   9/08 at 102       Aaa    $10,277,715
  7,295,000     5.200%, 9/01/29                                                   9/08 at 102       Aaa      7,250,136

              West Basin Municipal Water District Revenue Certificates of Participation,
              Series 1998A:
  1,545,000     0.000%, 8/01/23 (WI)                                         8/08 at 45 19/32       Aaa        396,601
  1,595,000     0.000%, 8/01/24 (WI)                                          8/08 at 43 1/16       Aaa        386,133
  1,595,000     0.000%, 8/01/25 (WI)                                         8/08 at 40 13/16       Aaa        367,902
  1,595,000     0.000%, 8/01/26 (WI)                                         8/08 at 38 23/32       Aaa        348,746

----------------------------------------------------------------------------------------------------------------------
$474,275,000  Total Investments - (cost $461,289,470) - 98.7%                                              502,631,624
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.3%                                                           6,846,952
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $509,478,576
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

(WI) Security purchased on a when-issued basis (note 1).

                                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN CALIFORNIA QUALITY INCOME
MUNICIPAL FUND, INC. (NUC)

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 1.5%

 $1,000,000   Auxiliary Organization Revenue Certificates of Participation (The University Corporation-
                California State University, Northridge), Series 1996,
                6.000%, 4/01/26                                                   4/06 at 101       Aaa    $ 1,076,010

  2,000,000   California Educational Facilities Authority Revenue Bonds (University of San Francisco),
                Series 1996, 6.000%, 10/01/26                                    10/06 at 102       Aaa      2,169,700

  4,000,000   State Public Works Board of The State of California, Lease Revenue Refunding Bonds
                (California Community Colleges), 1996 Series B (Various Community Colleges Projects),
                5.625%, 3/01/19                                                   3/06 at 102       Aaa      4,178,960


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 8.4%

  4,000,000   California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding
                Bonds (Valley Memorial Hospital), 1993 Series A, 6.000%, 5/01/17  5/03 at 102        A+      4,226,080
  3,225,000   California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,
                1990 Series A, 6.500%, 12/01/20                                  12/00 at 102        A+      3,456,200

 14,000,000   California Statewide Communities Development Authority, Revenue Certificates of
                Participation (Cedars-Sinai Medical Center), 6.500%, 8/01/15      8/02 at 102        A1     15,218,280

  1,250,000   California Statewide Communities Development Authority, Hospital Revenue Certificates
                of Participation, Cedars-Sinai Medical Center, Series 1992,
                6.500%, 8/01/12                                                  No Opt. Call        A1      1,448,050

  3,570,000   California Statewide Communities Development Authority (Triad Healthcare), Revenue
                Refunding Series 1992, Certificates of Participation,
                6.250%, 8/01/06                                                   No Opt.Call        A+      3,887,766

  3,110,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda University Medical
                Center Project), Series 1993-A, 6.500%, 12/01/18                 12/03 at 102       BBB      3,365,549

  4,300,000   Sierra View Local Hospital District, Insured Health Facility Revenue Bonds, Series 1992,
                6.400%, 3/01/22                                                   3/02 at 102        A+      4,585,262

  1,900,000   City of Torrance (California), Hospital Revenue Bonds (Little Company of Mary Hospital
                Project), Series 1992, 6.875%, 7/01/15                            7/02 at 102         A      2,071,969

  3,025,000   Tulare Local Hospital District, Insured Health Facility Revenue Bonds, Series 1991A,
                6.750%, 12/01/21                                                 12/01 at 102        A+      3,289,204


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 4.1%

  5,250,000   California Housing Finance Agency, Multi-Unit Rental Housing Revenue BondsII,
                1992 Series B, 6.700%, 8/01/15                                    8/02 at 102        A1      5,576,918

  3,900,000   City of Stanton Multifamily Housing Revenue Bonds (Continental Gardens Apartments),
                Series 1997, 5.625%, 8/01/29 (Alternative MinimumTax)
                (Mandatory put 8/01/09)                                           8/07 at 102       AAA      4,103,151

  8,000,000   City of Vista, Multifamily Housing Revenue Refunding Bonds (Vista Hacienda Project),
                1992 Series A, 6.950%, 4/01/17                                    4/02 at 102       AAA      8,466,080

              Housing Authority of the County of Yolo, 1992 Refunding Revenue
              Bonds, Series A (Russell Park Apartments):
  1,000,000     6.900%, 11/01/08                                                  5/02 at 103       Aa3      1,068,440
  1,030,000     7.000%, 11/01/14                                                  5/02 at 103       Aa3      1,097,517

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 3.2%

 $1,145,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series E,
                8.350%, 8/01/19 (Alternative MinimumTax)                          8/98 at 102        Aa    $ 1,176,728

  1,760,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1991 Series G,
                7.050%, 8/01/27 (Alternative MinimumTax)                          8/01 at 102        Aa      1,864,227

  3,740,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1995 Series B,
                7.125%, 2/01/26 (Alternative MinimumTax)                          2/05 at 102        Aa      4,036,133

  2,255,000   City of Corona (California), Single Family Mortgage Revenue Bonds, Series 1996A (Senior)
                6.050%, 5/01/27                                                  11/06 at 102       Aaa      2,387,594

  3,000,000     County of Riverside, California, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), Issue B of
                1989, 7.600%, 11/01/19
                (Alternative Minimum Tax)                                        11/99 at 102       AAA      3,127,620

  1,730,000   Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue A,
                7.350%, 9/01/24 (Alternative MinimumTax)                          3/01 at 102       AAA      1,830,755

  1,645,000   Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds
                (GNMA and FNMA Mortgage-Backed Securities Program), 1992 Issue A, 6.750%, 9/01/22
                (Alternative MinimumTax)                                          3/02 at 102       AAA      1,734,833


----------------------------------------------------------------------------------------------------------------------
              LONG TERM CARE - 1.8%

  2,500,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Episcopal Homes
                Foundation Project), Series 1985A, 7.750%, 7/01/06                7/98 at 102        A+      2,579,600

  6,000,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Southern California
                Presbyterian Homes), Series 1991, 6.750%, 6/01/21                 6/01 at 102        A+      6,466,680


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 4.8%

              State of California, Various Purpose General ObligationBonds:
 10,000,000     6.400%, 9/01/07                                                  No Opt. Call        A1     11,620,100
  2,500,000     7.000%, 2/01/09                                                  No Opt. Call        A1      3,031,125
  7,985,000     5.750%, 3/01/19                                                   3/05 at 101        A1      8,382,254

  1,000,000   Jefferson Union High School District (County of San Mateo, California), General
                Obligation Bonds, Election 1995, Series B, 5.650%, 8/01/27        8/05 at 102       Aaa      1,043,760


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 19.5%

  4,915,000   Certificates of Participation (1991 Financing Project), County of Alameda, California,
                Alameda County Public Facilities Corporation, 6.000%, 9/01/21     9/06 at 102       Aaa      5,309,724

  2,200,000   City of Coalinga, California, Certificates of Participation (1989 Coalinga Return to Custody
                Facility), 7.000%, 4/01/10                                        4/00 at 102      BBB+      2,320,142

  2,100,000   Cuhady Redevelopment Agency, Cudahy Redevelopment Project, Tax Allocation Refunding
                Bonds, Series 1994A, 6.700%, 9/01/24                              9/03 at 102       BBB      2,264,115

  5,000,000   Culver City Redevelopment Financing Authority, 1993 Tax Allocation Refunding Revenue
                Bonds, 4.600%, 11/01/20                                          11/03 at 102       Aaa      4,634,250

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - CONTINUED

 $3,000,000   Fontana Public Financing Authority (San Bernardino County, California), Tax Allocation
                Revenue Bonds (North Fontana Redevelopment Project),
                1990 Series A, 7.250%, 9/01/20                                    9/00 at 102       BBB    $ 3,168,840

  1,700,000   Foothill-De Anza Community College District (County of Santa Clara, California), Certificates
                of Participation (1992 De Anza Campus Center Project),
                7.350%, 3/01/07                                                   3/02 at 102        A-      1,894,803

  2,725,000   City of Fresno, California, Certificates of Participation (1992 Street Improvement Project),
                6.625%, 12/01/11                                                 12/00 at 102        A1      2,937,659

  7,000,000   Fresno Unified School District, Fresno County, California, Certificates of Participation for
                Measure A Capital Projects, Series of 1991C for Project
                Phase VIII, 7.000%, 5/01/12                                       5/99 at 102        A2      7,315,910

  5,210,000   Fresno Unified School District, Fresno County, California, Certificates of Participation for
                Measure A Capital Projects, Series of 1992B for Project Phase IX,
                6.700%, 5/01/12                                                   5/00 at 102        A2      5,488,162

  4,000,000   Inland Empire Solid Waste Financing Authority Revenue Bonds, 1996 Series B (Landfill
                Improvement Financing Project), 6.250%, 8/01/11 (Alternative MinimumTax)No Opt. CallAaa      4,594,760

  5,435,000   Community Redevelopment Financing Authority of the City of Los Angeles, California,
                Pooled Financing Bonds, Series A (Bunker Hill, Los Angeles Harbor Industrial Center and
                Monterey Hills Redevelopment Projects), 6.375%, 9/01/14           9/02 at 102        Ba      5,757,024

  2,000,000   Redevelopment Agency of the City of Moorpark, Moorpark Redevelopment Project, 1993
                Tax Allocation Bonds, 6.125%, 10/01/18                           10/03 at 102        A-      2,116,020

  2,500,000   Certificates of Participation (Western Nevada County Solid Waste Management System--
                1991 Project), County of Nevada, California, 7.500%, 6/01/21      6/01 at 102        BB      2,670,800

 15,300,000   Ontario Redevelopment Financing Authority (San Bernardino County, California), 1995
                Revenue Refunding Bonds (Ontario Redevelopment Project No. 1),
                7.400%, 8/01/25                                                  No Opt. Call       Aaa     20,651,175

  3,400,000   Orange County Development Agency, Santa Ana Heights Project Area, 1993 Tax Allocation
                Revenue Bonds, 6.125%, 9/01/23                                    9/03 at 102       Baa      3,587,000

              Orange County Local Transportation Authority (Orange County,
              California), Measure MSales Tax Revenue Bonds (Limited Tax Bonds):
  3,000,000     6.000%, 2/15/07                                                  No Opt. Call        Aa      3,357,150
  2,250,000     6.000%, 2/15/08                                                  No Opt. Call        Aa      2,529,203

  2,000,000   County of Orange, California, 1996 Recovery Certificates of Participation, Series A,
                6.000%, 7/01/26                                                   7/06 at 102       Aaa      2,166,580

              Palm Desert Financing Authority, Tax Allocation Revenue Bonds (Project Area No. 4),
              Series 1998:
  2,670,000     5.200%, 10/01/28 (DD)                                            10/07 at 102       Aaa      2,674,486
  4,475,000     5.200%, 10/01/28 (DD)                                            10/07 at 102       Aaa      4,482,518

  3,385,000   The Community Redevelopment Agency of the City of Santa Ana, Orange County, California,
                Santa Ana South Harbor Boulevard/Fairview Street Redevelopment Project, 1989 Series C
                Tax Allocation Refunding Bonds, 7.250%, 9/01/09                   9/99 at 102        A-      3,542,673

  3,000,000   City of Santa Barbara, California, Certificates of Participation (Harbor Refunding Project),
                6.750%, 10/01/27                                                 10/02 at 102         A      3,281,520


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 3.2%

  2,750,000   California Statewide Community Development Authority, Special Facilities Lease Revenue
                Bonds, 1997 Series A) (United Air Lines, Inc.-San Francisco International Airport Projects),
                5.625%, 10/01/34 (Alternative Minimum Tax)                       10/07 at 102      Baa3      2,795,540

 12,500,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds, Series 1995A,
                6.000%, 1/01/34                                                   1/05 at 102       Baa     13,191,750

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 35.9%

 $4,050,000   California Counties Finance Corporation, Nevada County Project, Fixed Rate Certificates of
                Participation (California Counties Lease Financing Program - Nevada County Project),
                Series 1986, 7.600%, 10/01/19 (Pre-refunded to 4/01/98)           4/98 at 101      A***    $ 4,105,526

  7,430,000   California Educational Facilities Authority, Revenue Bonds (University of San Francisco),
                Series 1992, 6.400%, 10/01/17 (Pre-refunded to 10/01/02)         10/02 at 102       Aaa      8,300,202

  3,000,000   California Educational Facilities Authority, Revenue Bonds (Santa Clara University), Series
                1991, 6.250%, 2/01/16 (Pre-refunded to 2/01/02)                   2/02 at 102     A1***      3,288,030

              California Educational Facilities Authority, Revenue Bonds (University of San Diego),
              Series 1992:
  1,965,000     6.500%, 10/01/08 (Pre-refunded to 10/01/02)                      10/02 at 102      A***      2,197,145
  5,000,000     6.500%, 10/01/22 (Pre-refunded to 10/01/02)                      10/02 at 102      A***      5,590,700

  3,680,000   California Health Facilities Financing Authority, Health Facility Revenue Bonds (Health
                Dimensions, Incorporated), 1990 Series A, 7.375%, 5/01/07
                (Pre-refunded to 5/01/00)                                         5/00 at 102       Aaa      4,018,781

  8,000,000   California Pollution Control Financing Authority, Solid Waste Revenue Bonds (North County
                Recycling Center), 1991 Series A Bonds, 6.750%, 7/01/17           7/02 at 102       Aaa      8,937,840

 10,050,000   State Public Works Board of the State of California, Lease Revenue Bonds (The Trustees of
                The California State University), 1992 Series A (Various California State University Project),
                6.700%, 10/01/17 (Pre-refunded to 10/01/02)                      10/02 at 102       Aaa     11,352,480

              State Public Works Board of the State of California, Lease Revenue
              Bonds (Department of Corrections), 1994 Series A (California State
              of Prison-Monterey County (Soledad II)):
  6,950,000     6.875%, 11/01/14 (Pre-refunded to 11/01/04)                      11/04 at 102       Aaa      8,152,072
  7,625,000     7.000%, 11/01/19 (Pre-refunded to 11/01/04)                      11/04 at 102       Aaa      8,993,993

  2,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1991 Series A (State Prisons-Imperial County), 6.500%, 9/01/11
                (Pre-refunded to 9/01/01)                                         9/01 at 102       Aaa      2,202,960

  2,000,000   State of California, Department of Water Resources, Central Valley Project, Water
                System Revenue Bonds, Series K, 6.400%, 12/01/26
                (Pre-refunded to 6/01/02)                                     6/02 at 101 1/2       Aaa      2,212,780

              County of Alameda, Certificates of Participation (1992 Capital
              Projects), Alameda County Public Facilities Corporation:
  7,865,000     6.750%, 6/01/16 (Pre-refunded to 6/01/02)                         6/02 at 102      A***      8,818,789
 10,000,000     6.000%, 6/01/22 (Pre-refunded to 6/01/02)                         6/02 at 102      A***     10,922,000

  2,000,000   Coachella Valley Water District, Improvement District No. 71 (Storm Water District) (Riverside,
                Imperial, and San Diego Counties, California), 1992 Certificates of Participation (Flood
                Control Project), 6.750%, 10/01/12 (Pre-refunded to 10/01/02)    10/02 at 102      A***      2,257,040

  3,000,000   Contra Costa Water Authority (Contra Costa County, California), Water Treatment Revenue
                Bonds, 1990 Series A, 6.875%, 10/01/20 (Pre-refunded
                to 10/01/00)                                                     10/00 at 102    N/R***      3,275,070

 12,805,000   County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds (GNMA Mortgage-
                Backed Securities Program), 8.250%, 6/01/21 (Alternative
                Minimum Tax)                                                     No Opt. Call       Aaa     16,700,921

 10,000,000   Fontana Redevelopment Agency, Jurupa Hills Redevelopment Project Area (County of
                San Bernardino, California), Refunding Tax Allocation Bonds, 1992 Series A,
                7.100%, 10/01/23 (Pre-refunded to 10/01/02)                      10/02 at 102   BBB+***     11,412,400

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - CONTINUED

$ 8,000,000   Lancaster School District, Certificates of Participation (1992 Refunding Project),
                7.000%, 3/01/22 (Pre-refunded to 3/01/02)                         3/02 at 105       Aaa    $ 9,220,880

  4,500,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-D,
                6.700%, 12/01/21 (Pre-refunded to 12/01/00)                      12/00 at 102       Aaa      4,924,125

 10,000,000   County of Orange, California, Certificates of Participation (Civic Center Expansion Project),
                6.700%, 8/01/18 (Pre-refunded to 8/01/01)                         8/01 at 102       Aaa     11,060,000

  4,000,000   County of San Bernardino, California, Certificates of Participation (West Valley Detention
                Center Project), 7.600%, 11/01/06 (Pre-refunded to 11/01/98)     11/98 at 102       Aaa      4,186,200

 13,525,000   County of San Bernardino, California, Single Family Mortgage Revenue Bonds (GNMA
                Mortgage-Backed Securities), 1989 Series A, 7.750%, 11/01/14
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa     16,745,303

  2,575,000   City of Santa Maria, Revenue Certificates of Participation (Marian Medical Center),
                6.750%, 9/01/22 (Pre-refunded to 9/01/02)                         9/02 at 102      A***      2,901,433

  6,185,000     The Regents of the University of California, Refunding Revenue
                Bonds (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                (Pre-refunded to 9/01/02)                                         9/02 at 102      A***      6,997,895


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 10.0%

 10,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Southern
                California Edison Company), 1991 Series, 6.900%, 12/01/17
                (Alternative Minimum Tax)                                        12/01 at 102       Aa3     10,885,800

  5,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific
                Gas and Electric Company), 1992 Series A, 6.625%, 6/01/09
                (Alternative Minimum Tax)                                         6/02 at 102        A+      5,462,150

  1,000,000   California Pollution Control Financing Authority Exempt Facilities Revenue Bonds, Series
                1996 (Mobil Oil Corporation Project), 5.500%, 12/01/29
                (Alternative Minimum Tax)                                        12/06 at 102        AA      1,024,400

  3,880,000   Department of Water and Power of the City of Los Angeles, California, Electric Plant
                Revenue Bonds, Issue of 1989, 7.375%, 2/01/29                     2/99 at 102       Aa3      4,077,531

 15,065,000   Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds,
                Refunding Series E, 7.150%, 7/01/24                               7/98 at 102        A-     15,514,237

  6,185,000   City of Redlands, Certificates of Participation (1993 Refunding of 1986 and 1987 Projects),
                6.800%, 3/01/07                                                   4/98 at 100       Aaa      6,200,276

  5,500,000   Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
                6.750%, 7/01/11                                                  No Opt. Call         A      6,580,584


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 5.0%

              Department of Water and Power of The City of Los Angeles, Water
              Works Refunding Revenue Bonds, Second Issue of 1993:
  4,060,000     4.500%, 5/15/13                                                   5/03 at 102        Aa      3,866,012
  8,400,000     4.500%, 5/15/30                                                   5/03 at 102       Aaa      7,545,215

  8,295,000   San Diego County Water Authority, Water Revenue Certificates of Participation, Series
                1991A, 6.300%, 5/01/05                                            5/01 at 102        Aa      9,019,071

  2,000,000   City of Santa Barbara, California, Certificates of Participation (1992 Water System Improvement
                Project and Refunding), 6.700%, 4/01/27                           4/02 at 102       Aaa      2,198,460

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - CONTINUED

$ 2,200,000   City of Stockton, Revenue Certificates of Participation, 1998 Series A (Wastewater System
                Project), 5.200%, 9/01/29                                         9/08 at 102       Aaa    $ 2,186,470


----------------------------------------------------------------------------------------------------------------------
$440,125,000  Total Investments - (cost $437,475,287) - 97.4%                                              484,633,120
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.6%                                                          12,868,046
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $497,501,166
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

(DD) Security purchased on a delayed delivery basis (note 1).

                                 See accompanying notes to financial statements.

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               FEBRUARY 28, 1998
                                                                                      CALIFORNIA            CALIFORNIA
                                                          CALIFORNIA VALUE      PERFORMANCE PLUS           OPPORTUNITY
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market
   value (note 1)                                             $252,524,633          $286,977,226          $183,469,048
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                --               200,000               300,000
Cash                                                             1,375,465                24,357               207,194
Receivables:
   Interest                                                      3,646,590             4,876,677             2,535,481
   Investments sold                                              2,937,153                90,000                    --
Other assets                                                        32,149                24,833                15,371
----------------------------------------------------------------------------------------------------------------------

      Total assets                                             260,515,990           292,193,093           186,527,094
----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                       --                    --                    --
Accrued expenses:
   Management fees (note 6)                                        121,202               143,320                92,179
   Other                                                           106,769                68,633                70,466
Preferred share dividends payable                                      N/A                37,033                10,854
Common share dividends payable                                   1,122,408             1,084,913               672,353
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                          1,350,379             1,333,899               845,852
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                           $259,165,611          $290,859,194          $185,681,242
======================================================================================================================
Preferred shares, at liquidation value                                 N/A          $ 90,000,000          $ 55,000,000
======================================================================================================================
Preferred shares outstanding                                           N/A                 3,600                 2,200
======================================================================================================================
Common shares outstanding                                       25,222,660            12,615,271             7,956,841
======================================================================================================================
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value,
   divided by Common shares outstanding)                          $  10.28              $  15.92              $  16.42
======================================================================================================================
N/A - Fund is not authorized to issue Preferred Shares.


                                 See accompanying notes to financial statements.

                               STATEMENT OF NET ASSETS (UNAUDITED) - CONTINUED
                               FEBRUARY 28, 1998
                                                                CALIFORNIA            CALIFORNIA            CALIFORNIA
                                                        INVESTMENT QUALITY        SELECT QUALITY        QUALITY INCOME
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market
   value (note 1)                                             $298,273,349          $502,631,624          $484,633,120
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                --                    --                    --
Cash                                                               142,163             3,402,173               124,411
Receivables:
   Interest                                                      4,236,145             7,074,064             8,464,194
   Investments sold                                                     --                92,700            13,555,697
Other assets                                                        23,398                42,533                34,107
----------------------------------------------------------------------------------------------------------------------

      Total assets                                             302,675,055           513,243,094           506,811,529
----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                       --             1,514,829             7,162,545
Accrued expenses:
   Management fees (note 6)                                        148,405               248,308               242,853
   Other                                                            74,764               115,945                96,725
Preferred share dividends payable                                   36,977                33,041                55,904
Common share dividends payable                                   1,093,069             1,852,395             1,752,336
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                          1,353,215             3,764,518             9,310,363
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                           $301,321,840          $509,478,576          $497,501,166
======================================================================================================================
Preferred shares, at liquidation value                        $ 90,000,000          $150,000,000          $150,000,000
======================================================================================================================
Preferred shares outstanding                                         3,600                 6,000                 6,000
======================================================================================================================
Common shares outstanding                                       13,249,320            22,590,181            21,501,060
======================================================================================================================
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value,
   divided by Common shares outstanding)                          $  15.95              $  15.91              $  16.16
======================================================================================================================



                                 See accompanying notes to financial statements.

                               STATEMENT OF OPERATIONS (UNAUDITED)
                               SIX MONTHS ENDED FEBRUARY 28, 1998
                                                                                      CALIFORNIA            CALIFORNIA
                                                          CALIFORNIA VALUE      PERFORMANCE PLUS           OPPORTUNITY
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                            $ 7,728,135           $ 9,000,928            $5,651,018
----------------------------------------------------------------------------------------------------------------------

EXPENSES
Management fees (note 6)                                           765,380               919,904               590,363
Preferred shares - auction fees                                       N/A                111,576                68,185
Preferred shares - dividend disbursing agent fees                     N/A                  9,917                 4,959
Shareholders' servicing agent fees and expenses                     28,424                16,328                10,195
Custodian's fees and expenses                                       26,825                28,031                22,244
Directors' fees and expenses (note 6)                                1,010                 1,138                   723
Professional fees                                                    8,520                 8,887                 8,733
Shareholders' reports - printing and mailing expenses               39,315                29,856                20,939
Stock exchange listing fees                                         16,216                12,181                 8,078
Investor relations expense                                          10,989                11,240                 7,133
Other expenses                                                       7,423                11,869                 9,863
----------------------------------------------------------------------------------------------------------------------

Total expenses                                                     904,102             1,160,927               751,415
----------------------------------------------------------------------------------------------------------------------

Net investment income                                            6,824,033             7,840,001             4,899,603
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 4)                                               1,238,495               190,214               794,304
Net change in unrealized appreciation or depreciation
   of investments                                                4,871,623             3,209,007             2,330,529
----------------------------------------------------------------------------------------------------------------------

Net gain from investments                                        6,110,118             3,399,221             3,124,833
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $12,934,151           $11,239,222            $8,024,436
======================================================================================================================
N/A - Fund is not authorized to issue Preferred Shares.

                                 See accompanying notes to financial statements.

                               STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED
                               SIX MONTHS ENDED FEBRUARY 28, 1998
                                                                CALIFORNIA            CALIFORNIA            CALIFORNIA
                                                        INVESTMENT QUALITY        SELECT QUALITY        QUALITY INCOME
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                            $ 9,090,762           $15,243,957           $14,766,273
----------------------------------------------------------------------------------------------------------------------

EXPENSES
Management fees (note 6)                                           952,875             1,594,363             1,557,843
Preferred shares - auction fees                                    111,576               185,959               185,959
Preferred shares - dividend disbursing agent fees                    4,959                 9,917                 9,917
Shareholders' servicing agent fees and expenses                     15,179                21,769                17,610
Custodian's fees and expenses                                       27,988                38,092                37,711
Directors' fees and expenses (note 6)                                1,180                 1,991                 1,943
Professional fees                                                    8,900                 9,195                 9,166
Shareholders' reports - printing and mailing expenses               32,433                49,059                47,322
Stock exchange listing fees                                         12,208                16,243                16,100
Investor relations expense                                          11,466                18,621                17,711
Other expenses                                                      11,922                15,562                15,063
----------------------------------------------------------------------------------------------------------------------

Total expenses                                                   1,190,686             1,960,771             1,916,345
----------------------------------------------------------------------------------------------------------------------

Net investment income                                            7,900,076            13,283,186            12,849,928
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 4)                                                  59,847             2,762,742                27,571
Net change in unrealized appreciation or depreciation
   of investments                                                3,382,967             3,710,647             6,576,702
----------------------------------------------------------------------------------------------------------------------

Net gain from investments                                        3,442,814             6,473,389             6,604,273
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $11,342,890           $19,756,575           $19,454,201
======================================================================================================================


                                 See accompanying notes to financial statements.

                               STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       CALIFORNIA VALUE    CALIFORNIA PERFORMANCE PLUS
----------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED SIX MONTHS ENDED    YEAR ENDED
                                                                   2/28/98      8/31/97          2/28/98       8/31/97
----------------------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income                                          $ 6,824,033 $ 14,799,222      $ 7,840,001  $ 15,907,165
Net realized gain from investment transactions (notes 1 and 4)   1,238,495      871,832          190,214       295,043
Net change in unrealized appreciation or depreciation
  of investments                                                 4,871,623    2,662,398        3,209,007     3,027,505
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      12,934,151   18,333,452       11,239,222    19,229,713
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                          (6,822,187) (14,749,502)      (6,499,249)  (12,928,998)
   Preferred shareholders                                              N/A          N/A       (1,384,684)   (2,803,257)
From accumulated net realized gains from
  investment transactions:
   Common shareholders                                          (1,344,368)  (2,245,205)        (209,142)     (236,296)
   Preferred shareholders                                              N/A          N/A          (44,442)      (57,906)
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders       (8,166,555) (16,994,707)      (8,137,517)  (16,026,457)
----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                   229,709      881,931          821,234     1,628,670
----------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                                    4,997,305    2,220,676        3,922,939     4,831,926
Net assets at beginning of period                              254,168,306  251,947,630      286,936,255   282,104,329
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $259,165,611 $254,168,306     $290,859,194  $286,936,255
======================================================================================================================
Balance of undistributed net investment
  income at end of period                                     $    174,955 $    173,109     $    804,139  $    848,071
======================================================================================================================
N/A - Fund is not authorized to issue Preferred Shares.

                                                                 CALIFORNIA OPPORTUNITY  CALIFORNIA INVESTMENT QUALITY
----------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED SIX MONTHS ENDED    YEAR ENDED
                                                                   2/28/98      8/31/97          2/28/98       8/31/97
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                          $ 4,899,603  $ 9,852,143      $ 7,900,076  $ 16,033,064
Net realized gain from investment transactions
  (notes 1 and 4)                                                  794,304      163,232           59,847        18,985
Net change in unrealized appreciation or
  depreciation of investments                                    2,330,529    3,417,852        3,382,967     4,197,880
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       8,024,436   13,433,227       11,342,890    20,249,929
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                          (4,029,730)  (8,025,751)      (6,549,055)  (13,028,724)
   Preferred shareholders                                         (876,232)  (1,748,730)      (1,436,056)   (2,897,105)
From accumulated net realized gains
  from investment transactions:
   Common shareholders                                             (64,394)          --          (62,200)           --
   Preferred shareholders                                          (13,860)          --          (13,716)           --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders       (4,984,216)  (9,774,481)      (8,061,027)  (15,925,829)
----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                   361,801      758,304          759,858     1,533,387
----------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                                    3,402,021    4,417,050        4,041,721     5,857,487
Net assets at beginning of period                              182,279,221  177,862,171      297,280,119   291,422,632
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $185,681,242  $182,279,221    $301,321,840  $297,280,119
======================================================================================================================
Balance of undistributed net investment
  income at end of period                                     $    358,354  $    364,713    $    533,477  $    618,512
======================================================================================================================


                                 See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) - CONTINUED


                                                               CALIFORNIA SELECT QUALITY     CALIFORNIA QUALITY INCOME
----------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED    YEAR ENDED SIX MONTHS ENDED   YEAR ENDED
                                                                   2/28/98       8/31/97          2/28/98      8/31/97
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $ 13,283,186  $ 26,629,944     $ 12,849,928 $ 25,681,517
Net realized gain from investment transactions
  (notes 1 and 4)                                                2,762,742       389,794           27,571       81,484
Net change in unrealized appreciation or
  depreciation of investments                                    3,710,647    11,488,811        6,576,702   12,987,562
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      19,756,575    38,508,549       19,454,201   38,750,563
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                         (11,203,876)  (22,122,630)     (10,501,710) (20,855,446)
   Preferred shareholders                                       (2,335,908)   (4,582,259)      (2,422,728)  (4,783,533)
From accumulated net realized gains from
  investment transactions:
   Common shareholders                                            (322,926)   (1,252,537)              --           --
   Preferred shareholders                                          (48,672)     (266,364)              --           --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (13,911,382)  (28,223,790)     (12,924,438) (25,638,979)
----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                   985,806     2,149,140        1,010,058    1,352,091
----------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                                    6,830,999    12,433,899        7,539,821   14,463,675
Net assets at beginning of period                              502,647,577   490,213,678      489,961,345  475,497,670
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $509,478,576  $502,647,577     $497,501,166 $489,961,345
======================================================================================================================
Balance of undistributed net investment
  income at end of period                                     $    524,611  $    781,209     $  1,340,662 $  1,415,172
======================================================================================================================


                                 See accompanying notes to financial statements.

                               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




                  1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES The California Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc.
(NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC).

California Value is not authorized by its Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements, "N/A" represents not-applicable.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

                  Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

                  Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 1998, California Select Quality and California Quality Income had outstanding when-issued and delayed delivery purchase commitments of $1,514,829 and $7,162,545 respectively. There were no such outstanding purchase commitments in any of the other Funds.

                  Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

                  Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for California Value and $.01 per Common share for the other Funds. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

                  Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

                  Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                       CALIFORNIA                CALIFORNIA   CALIFORNIA    CALIFORNIA
                                                      PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT       QUALITY
                                                             PLUS  OPPORTUNITY      QUALITY      QUALITY        INCOME
----------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                    --           --        3,600           --            --
   Series T                                                 1,800           --           --        2,400            --
   Series W                                                    --        2,200           --           --         3,000
   Series Th                                                   --           --           --        3,600            --
   Series F                                                 1,800           --           --           --         3,000
----------------------------------------------------------------------------------------------------------------------
Total                                                       3,600        2,200        3,600        6,000         6,000
======================================================================================================================

                  Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do in the future, they did not make any such investments during the six months ended February 28, 1998.

                  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                  2. FUND SHARES
Transactions in Common shares were as follows:

                                                                      CALIFORNIA VALUE    CALIFORNIA PERFORMANCE PLUS
---------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED   YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                                                                  2/28/98      8/31/97           2/28/98      8/31/97
---------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment of distributions 22,464       83,152            47,251       99,470
=====================================================================================================================
                                                                CALIFORNIA OPPORTUNITY  CALIFORNIA INVESTMENT QUALITY
---------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED   YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                                                                  2/28/98      8/31/97           2/28/98      8/31/97
---------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment of distributions 20,994       46,625            45,228       96,114
=====================================================================================================================
                                                             CALIFORNIA SELECT QUALITY      CALIFORNIA QUALITY INCOME
---------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDEDYEAR ENDED SIX MONTHS ENDED   YEAR ENDED
                                                                  2/28/98      8/31/97           2/28/98      8/31/97
---------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment of distributions 59,257      136,425            60,801       84,978
=====================================================================================================================

                  3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On March 2, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid April 1, 1998, to shareholders of record on March 15, 1998, as follows:

                                                       CALIFORNIA                CALIFORNIA   CALIFORNIA    CALIFORNIA
                                          CALIFORNIA  PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT       QUALITY
                                               VALUE         PLUS  OPPORTUNITY      QUALITY      QUALITY        INCOME
----------------------------------------------------------------------------------------------------------------------
Dividend per share                            $.0445       $.0860       $.0845       $.0825       $.0820        $.0815
======================================================================================================================

                  4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended February 28, 1998, were as follows:

                                                       CALIFORNIA                CALIFORNIA   CALIFORNIA    CALIFORNIA
                                          CALIFORNIA  PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT       QUALITY
                                               VALUE         PLUS  OPPORTUNITY      QUALITY      QUALITY        INCOME
----------------------------------------------------------------------------------------------------------------------
Purchases:
   Investments in municipal securities   $51,149,915  $30,050,342  $21,269,992  $28,637,751  $35,687,453   $14,768,175
   Temporary municipal investments        24,575,000   11,900,000    7,400,000   17,400,000   10,500,000     6,300,000
Sales and Maturities:
   Investments in municipal securities    51,653,160   25,618,022   20,679,540   27,587,913   33,064,111    19,228,042
   Temporary municipal investments        24,575,000   12,200,000    7,900,000   17,400,000   17,675,000     6,900,000
======================================================================================================================

At February 28, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At August 31, 1997, the Funds' last fiscal year end, California Quality Income had an unused capital loss carryforward of $106,369 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2005. None of the other funds had any capital loss carryforwards.

                  5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 1998, were as follows:

                                                       CALIFORNIA                CALIFORNIA   CALIFORNIA    CALIFORNIA
                                          CALIFORNIA  PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT       QUALITY
                                               VALUE         PLUS  OPPORTUNITY      QUALITY      QUALITY        INCOME
----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                          $20,637,045  $23,791,308  $18,736,858  $25,911,261  $41,402,463   $47,171,375
   depreciation                              (24,756)      (6,150)          --      (37,084)     (60,309)      (13,542)
----------------------------------------------------------------------------------------------------------------------

Net unrealized appreciation              $20,612,289  $23,785,158  $18,736,858  $25,874,177  $41,342,154   $47,157,833
======================================================================================================================

                  6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under California Value's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under the Fund's (excluding California Value) investment management agreements with the Adviser, each Fund pays annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

AVERAGE DAILY NET ASSET VALUE                      MANAGEMENT FEES
------------------------------------------------------------------
For the first $125 million                         .6500 of 1%
For the next $125 million                          .6375 of 1
For the next $250 million                          .6250 of 1
For the next $500 million                          .6125 of 1
For the next $1 billion                            .6000 of 1
For net assets over $2 billion                     .5875 of 1
==================================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                  7. COMPOSITION OF NET ASSETS
At February 28, 1998, net assets consisted of:
                                                                                      CALIFORNIA            CALIFORNIA
                                                          CALIFORNIA VALUE      PERFORMANCE PLUS           OPPORTUNITY
----------------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                             $  N/A          $ 90,000,000          $ 55,000,000
Common shares, $.01 par value per share                            252,227               126,153                79,568
Paid-in surplus                                                237,377,899           175,967,716           110,737,766
Balance of undistributed net investment income                     174,955               804,139               358,354
Accumulated net realized gain (loss) from investment transactions  748,241               176,028               768,696
Net unrealized appreciation of investments                      20,612,289            23,785,158            18,736,858
----------------------------------------------------------------------------------------------------------------------
Net assets                                                    $259,165,611          $290,859,194          $185,681,242
======================================================================================================================
Authorized shares:
   Common                                                      250,000,000           200,000,000           200,000,000
   Preferred                                                           N/A             1,000,000             1,000,000
======================================================================================================================
                                                                CALIFORNIA            CALIFORNIA            CALIFORNIA
                                                                INVESTMENT                SELECT               QUALITY
                                                                   QUALITY               QUALITY                INCOME
----------------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                       $ 90,000,000          $150,000,000          $150,000,000
Common shares, $.01 par value per share                            132,493               225,902               215,011
Paid-in surplus                                                184,774,173           314,607,086           298,866,458
Balance of undistributed net investment income                     533,477               524,611             1,340,662
Accumulated net realized gain (loss) from investment transactions    7,520             2,778,823               (78,798)
Net unrealized appreciation of investments                      25,874,177            41,342,154            47,157,833
----------------------------------------------------------------------------------------------------------------------
Net assets                                                    $301,321,840          $509,478,576          $497,501,166
======================================================================================================================
Authorized shares:
   Common                                                      200,000,000           200,000,000           200,000,000
   Preferred                                                     1,000,000             1,000,000             1,000,000
======================================================================================================================

                  FINANCIAL HIGHLIGHTS (UNAUDITED)
                  Selected data for a Common share outstanding throughout each period is as follows:

                                                                               DIVIDENDS FROM TAX-EXEMPT
                                                  OPERATING PERFORMANCE          NET INVESTMENT INCOME
                                              --------------------------    ----------------------------
                                                                     NET
                                                              REALIZED &
                                NET ASSET         NET         UNREALIZED
                                    VALUE     INVEST-        GAIN (LOSS)              TO              TO
                                BEGINNING        MENT       FROM INVEST-          COMMON       PREFERRED
                                OF PERIOD      INCOME              MENTS    SHAREHOLDERS   SHAREHOLDERS+
--------------------------------------------------------------------------------------------------------
CALIFORNIA VALUE
Six months ended
   2/28/98                         $10.09       $ .27             $  .24          $ (.27)          $ N/A
Year ended 8/31:
   1997                             10.03         .59                .15            (.59)            N/A
   1996                             10.20         .61               (.10)           (.62)            N/A
   1995                             10.20         .64                .04            (.67)            N/A
   1994                             10.74         .65               (.51)           (.67)            N/A
   1993                             10.48         .67                .26            (.67)            N/A
One month ended
   8/31/92                          10.61         .06               (.13)           (.06)            N/A
Year ended 7/31:
   1992                             10.25         .67                .37            (.66)            N/A
   1991                             10.12         .67                .12            (.66)            N/A
   1990                             10.19         .66               (.03)           (.67)            N/A
   1989                              9.67         .66                .61            (.67)            N/A
10/7/87 to
   7/31/88                           9.35         .48                .26            (.42)            N/A
CALIFORNIA PERFORMANCE PLUS
Six months ended
   2/28/98                          15.67         .62                .28            (.52)           (.11)
Year ended 8/31:
   1997                             15.41        1.27                .26           (1.03)           (.22)
   1996                             15.45        1.28               (.04)          (1.03)           (.25)
   1995                             15.24        1.28                .28           (1.03)           (.29)
   1994                             16.38        1.30              (1.13)          (1.06)           (.25)
   1993                             15.58        1.33                .85           (1.15)           (.23)
Ten months ended
   8/31/92                          14.88        1.13                .64            (.87)           (.20)
Year ended
   10/31/91                         13.82        1.37               1.05           (1.02)           (.34)
11/15/89 to
   10/31/90                         14.05        1.10               (.09)           (.77)           (.27)
=========================================================================================================
                  DISTRIBUTIONS FROM CAPITAL GAINS
                  --------------------------------
                                                                                                        PER             TOTAL
                                                       ORGANIZATION                                  COMMON           INVEST-
                                                       AND OFFERING                                   SHARE              MENT
                                                          COSTS AND                                  MARKET            RETURN
                                   TO            TO PREFERRED SHARE        NET ASSET                  VALUE                ON
                               COMMON     PREFERRED    UNDERWRITING        VALUE END                 END OF            MARKET
                         SHAREHOLDERS SHAREHOLDERS+       DISCOUNTS        OF PERIOD                 PERIOD           VALUE**
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA VALUE
Six months ended
   2/28/98                     $(.05)         $ N/A            $--            $10.28               $10.1250            2.69%
Year ended 8/31:
   1997                         (.09)           N/A             --             10.09                10.1875            7.59
   1996                         (.06)           N/A             --             10.03                10.1250           12.52
   1995                         (.01)           N/A             --             10.20                 9.6250           (6.59)
   1994                         (.01)           N/A             --             10.20                11.0000            (.50)
   1993                           --            N/A             --             10.74                11.7500           13.37
One month ended
   8/31/92                        --            N/A             --             10.48                11.0000           (1.74)
Year ended 7/31:
   1992                         (.02)           N/A             --             10.61                11.2500           12.83
   1991                           --            N/A             --             10.25                10.6250            9.22
   1990                         (.03)           N/A             --             10.12                10.3750            7.10
   1989                         (.08)           N/A             --             10.19                10.3750           11.82
10/7/87 to
   7/31/88                        --            N/A             --              9.67                10.0000            4.28
CALIFORNIA PERFORMANCE PLUS
Six months ended
   2/28/98                      (.02)             --            --             15.92                17.6875            5.70
Year ended 8/31:
   1997                         (.02)             --            --             15.67                17.2500           16.71
   1996                           --              --            --             15.41                15.7500           14.04
   1995                         (.02)           (.01)           --             15.45                14.7500            5.75
   1994                           --              --            --             15.24                15.0000           (8.34)
   1993                           --              --            --             16.38                17.5000           18.34
Ten months ended
   8/31/92                        --              --            --             15.58                15.8750            6.55
Year ended
   10/31/91                       --              --            --             14.88                15.7500           17.20
11/15/89 to
   10/31/90                       --              --          (.20)            13.82                14.3750            1.00
===========================================================================================================================
                                                                    RATIOS/SUPPLEMENTAL DATA
                                              ---------------------------------------------------------------
                                                                                       RATIO OF
                                                                                            NET
                                  TOTAL       NET ASSETS              RATIO OF       INVESTMENT
                              RETURN ON           END OF              EXPENSES           INCOME      PORTFOLIO
                              NET ASSET       PERIOD (IN            TO AVERAGE       TO AVERAGE       TURNOVER
                                VALUE**        THOUSANDS)         NET ASSETS++     NET ASSETS++           RATE
--------------------------------------------------------------------------------------------------------------
CALIFORNIA VALUE
Six months ended
   2/28/98                         5.15%        $259,166                 .71%*           5.35%*             20%
Year ended 8/31:
   1997                            7.55          254,168                 .74             5.85               17
   1996                            5.16          251,948                 .77             6.00               23
   1995                            6.92          193,426                 .75             6.32                9
   1994                            1.32          192,237                 .76             6.24                9
   1993                            9.21          200,828                 .82             6.31                4
One month ended
   8/31/92                         (.71)         194,430                 .79*            6.25*              --
Year ended 7/31:
   1992                           10.61          196,669                 .83             6.46                6
   1991                            8.13          188,370                 .88             6.62                5
   1990                            6.45          184,888                 .91             6.62                2
   1989                           13.70          185,016                 .94             6.75               27
10/7/87 to
   7/31/88                         8.01          174,645                 .94*            6.29*              32
CALIFORNIA PERFORMANCE PLUS
Six months ended
   2/28/98                         5.06          290,859                 .81*            5.46*               9
Year ended 8/31:
   1997                            8.77          286,936                 .81             5.59               12
   1996                            6.53          282,104                 .80             5.62               14
   1995                            8.75          281,766                 .83             5.77               24
   1994                            (.48)         279,175                 .83             5.63               19
   1993                           13.03          291,618                 .81             5.73               10
Ten months ended
   8/31/92                        10.86          279,810                 .79*            5.99*               6
Year ended
   10/31/91                       15.58          269,890                 .78             6.28                6
11/15/89 to
   10/31/90                        3.92          255,862                 .79*            6.18*              26
==============================================================================================================

See notes on page 58.

                  FINANCIAL HIGHLIGHTS (UNAUDITED) - CONTINUED
                  Selected data for a Common share outstanding
                  throughout each period is as follows:
                                                                                      DIVIDENDS FROM TAX-EXEMPT
                                                     OPERATING PERFORMANCE                NET INVESTMENT INCOME
                                                     ---------------------     --------------------------------
                                                                       NET
                                                                REALIZED &
                                    NET ASSET            NET    UNREALIZED
                                        VALUE        INVEST-    GAIN (LOSS)              TO                  TO
                                    BEGINNING           MENT   FROM INVEST-          COMMON           PREFERRED
                                    OF PERIOD         INCOME          MENTS    SHAREHOLDERS       SHAREHOLDERS+
---------------------------------------------------------------------------------------------------------------
CALIFORNIA OPPORTUNITY
Six months ended
   2/28/98                             $16.04          $ .62        $  .39          $ (.51)              $(.11)
Year ended 8/31:
   1997                                 15.57           1.25           .45           (1.01)               (.22)
   1996                                 15.64           1.25          (.03)          (1.02)               (.23)
   1995                                 15.32           1.27           .36           (1.05)               (.26)
   1994                                 16.59           1.27         (1.26)          (1.07)               (.21)
   1993                                 15.58           1.31          1.05           (1.16)               (.19)
Ten months ended
   8/31/92                              14.95           1.11           .58            (.87)               (.19)
Year ended 10/31:
   1991                                 13.76           1.35          1.19           (1.02)               (.33)
5/17/90 to
   10/31/90                             14.05            .44          (.12)           (.26)               (.11)
CALIFORNIA INVESTMENT QUALITY
Six months ended
   2/28/98                              15.70            .60           .26            (.50)               (.11)
Year ended 8/31:
   1997                                 15.37           1.22           .32            (.99)               (.22)
   1996                                 15.37           1.24            --           (1.02)               (.22)
   1995                                 15.20           1.25           .22           (1.04)               (.26)
   1994                                 16.44           1.26         (1.19)          (1.12)               (.17)
   1993                                 15.47           1.30           .99           (1.15)               (.17)
Ten months ended
   8/31/92                              14.70           1.10           .72            (.85)               (.20)
11/20/90 to
   10/31/91                             14.05           1.02           .77            (.76)               (.19)
===============================================================================================================
                     DISTRIBUTIONS FROM CAPITAL GAINS
                     --------------------------------
                                                                                                           PER               TOTAL
                                                         ORGANIZATION                                   COMMON             INVEST-
                                                         AND OFFERING                                    SHARE                MENT
                                                            COSTS AND                                   MARKET              RETURN
                                   TO              TO PREFERRED SHARE           NET ASSET                VALUE                  ON
                               COMMON       PREFERRED    UNDERWRITING           VALUE END               END OF              MARKET
                         SHAREHOLDERS   SHAREHOLDERS+       DISCOUNTS           OF PERIOD               PERIOD             VALUE**
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA OPPORTUNITY
Six months ended
   2/28/98                      $(.01)            $--             $--              $16.42             $17.2500               6.49%
Year ended 8/31:
   1997                            --              --              --               16.04              16.6875              11.83
   1996                          (.03)+++        (.01)+++          --               15.57              15.8750              13.10
   1995                            --              --              --               15.64              15.0000               4.72
   1994                            --              --              --               15.32              15.3750              (8.20)
   1993                            --              --              --               16.59              17.8750              19.00
Ten months ended
   8/31/92                         --              --              --               15.58              16.1250               9.10
Year ended 10/31:
   1991                            --              --              --               14.95              15.6250              15.27
5/17/90 to
   10/31/90                        --              --            (.24)              13.76              14.5000              (1.65)
CALIFORNIA INVESTMENT QUALITY
Six months ended
   2/28/98                         --              --              --               15.95              17.0000               6.12
Year ended 8/31:
   1997                            --              --              --               15.70              16.5000              12.32
   1996                            --              --              --               15.37              15.6250              11.08
   1995                            --              --              --               15.37              15.0000               3.77
   1994                          (.02)             --              --               15.20              15.5000              (2.10)
   1993                            --              --              --               16.44              17.0000              14.00
Ten months ended
   8/31/92                         --              --              --               15.47              16.0000               8.13
11/20/90 to
   10/31/91                        --              --            (.19)              14.70              15.6250               9.49
=================================================================================================================================
                                                                  RATIOS/SUPPLEMENTAL DATA
                                              -----------------------------------------------------------------
                                                                                       RATIO OF
                                                                                            NET
                                   TOTAL      NET ASSETS             RATIO OF        INVESTMENT
                               RETURN ON          END OF             EXPENSES            INCOME       PORTFOLIO
                               NET ASSET      PERIOD (IN           TO AVERAGE        TO AVERAGE        TURNOVER
                                 VALUE**      THOUSANDS)         NET ASSETS++      NET ASSETS++            RATE
---------------------------------------------------------------------------------------------------------------
CALIFORNIA OPPORTUNITY
Six months ended
   2/28/98                          5.65%      $185,681                 .82%*            5.36%*             11%
Year ended 8/31:
   1997                             9.79        182,279                 .82              5.46                4
   1996                             6.31        177,862                 .82              5.47                8
   1995                             9.43        178,072                 .83              5.73               36
   1994                            (1.27)       175,325                 .87              5.51               24
   1993                            14.54        184,305                 .82              5.69                8
Ten months ended
   8/31/92                         10.32        175,292                 .79*             5.95*               2
Year ended 10/31:
   1991                            16.62        169,554                 .80              6.25               --
5/17/90 to
   10/31/90                         (.23)       159,754                 .83*             5.63*              14
CALIFORNIA INVESTMENT QUALITY
Six months ended
   2/28/98                          4.83        301,322                 .80*             5.31*               9
Year ended 8/31:
   1997                             8.82        297,280                 .80              5.44               12
   1996                             6.72        291,423                 .81              5.51               10
   1995                             8.38        290,426                 .81              5.72               14
   1994                             (.64)       287,504                 .82              5.53               18
   1993                            14.29        301,948                 .78              5.69               13
Ten months ended
   8/31/92                         11.40        287,619                 .76*             5.96*              --
11/20/90 to
   10/31/91                        10.33        276,571                 .78*             5.85*              18
==============================================================================================================

See notes on page 58.

                  FINANCIAL HIGHLIGHTS (UNAUDITED) - CONTINUED
                  Selected data for a Common share outstanding
                  throughout each period is as follows:
                                                                                          DIVIDENDS FROM TAX-EXEMPT
                                                        OPERATING PERFORMANCE                 NET INVESTMENT INCOME
                                                    -------------------------       -------------------------------
                                                                         NET
                                                                  REALIZED &
                                   NET ASSET            NET       UNREALIZED
                                       VALUE        INVEST-      GAIN (LOSS)                  TO                 TO
                                   BEGINNING           MENT     FROM INVEST-              COMMON          PREFERRED
                                   OF PERIOD         INCOME            MENTS        SHAREHOLDERS      SHAREHOLDERS+
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA SELECT QUALITY
Six months ended
   2/28/98                            $15.65          $ .59           $  .28              $ (.49)             $(.10)
Year ended 8/31:
   1997                                15.19           1.19              .52                (.98)              (.20)
   1996                                15.23           1.19              .09                (.98)              (.21)
   1995                                14.96           1.21              .35                (.99)              (.25)
   1994                                16.44           1.21            (1.43)              (1.05)              (.18)
   1993                                14.93           1.24             1.57               (1.06)              (.19)
Ten months ended
   8/31/92                             14.41           1.04              .49                (.82)              (.19)
5/22/91 to
   10/31/91                            14.05            .34              .45                (.24)              (.03)
CALIFORNIA QUALITY INCOME
Six months ended
   2/28/98                             15.86            .60              .30                (.49)              (.11)
Year ended 8/31:
   1997                                15.24           1.20              .62                (.98)              (.22)
   1996                                15.05           1.20              .21                (.96)              (.23)
   1995                                14.68           1.21              .39                (.96)              (.27)
   1994                                15.92           1.20            (1.20)              (1.00)              (.21)
   1993                                14.50           1.20             1.43               (1.00)              (.18)
11/20/91 to
   8/31/92                             14.05            .66              .55                (.53)              (.06)
===================================================================================================================
                           DISTRIBUTIONS FROM CAPITAL GAINS
                           --------------------------------
                                                                                                        PER       TOTAL
                                                                 ORGANIZATION                        COMMON     INVEST-
                                                                 AND OFFERING                         SHARE        MENT
                                                                    COSTS AND                        MARKET      RETURN
                                         TO               TO  PREFERRED SHARE      NET ASSET          VALUE          ON
                                     COMMON        PREFERRED     UNDERWRITING      VALUE END         END OF      MARKET
                               SHAREHOLDERS    SHAREHOLDERS+        DISCOUNTS      OF PERIOD         PERIOD     VALUE**
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA SELECT QUALITY
Six months ended
   2/28/98                            $(.02)             $--              $--         $15.91       $16.8125       5.44%
Year ended 8/31:
   1997                                (.06)            (.01)              --          15.65        16.4375      13.22
   1996                                (.10)            (.03)              --          15.19        15.5000      15.73
   1995                                (.04)            (.01)              --          15.23        14.3750       7.14
   1994                                (.03)              --               --          14.96        14.4380      (7.60)
   1993                                (.04)            (.01)              --          16.44        16.7500      18.89
Ten months ended
   8/31/92                               --               --               --          14.93        15.1250       6.53
5/22/91 to
   10/31/91                              --               --             (.16)         14.41        15.0000       1.62
CALIFORNIA QUALITY INCOME
Six months ended
   2/28/98                               --               --               --          16.16        17.1875       8.90
Year ended 8/31:
   1997                                  --              --                --          15.86        16.2500      15.19
   1996                                (.02)+++         (.01)+++           --          15.24        15.0000      12.32
   1995                                  --               --               --          15.05        14.2500       9.24
   1994                                (.02)            (.01)              --          14.68        14.0000      (6.27)
   1993                                (.03)              --               --          15.92        16.0000      18.22
11/20/91 to
   8/31/92                               --               --             (.17)         14.50        14.5000        .29
======================================================================================================================

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                 ------------------------------------------------------------
                                                                                                      RATIO OF
                                                                                                           NET
                                                      TOTAL      NET ASSETS        RATIO OF         INVESTMENT
                                                  RETURN ON          END OF        EXPENSES             INCOME      PORTFOLIO
                                                  NET ASSET      PERIOD (IN      TO AVERAGE         TO AVERAGE       TURNOVER
                                                    VALUE**      THOUSANDS)    NET ASSETS++       NET ASSETS++           RATE
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA SELECT QUALITY
Six months ended
   2/28/98                                            4.97%        $509,479           .78%*             5.28%*             7%
Year ended 8/31:
   1997                                              10.17          502,648           .78               5.36               5
   1996                                               6.95          490,214           .79               5.38              13
   1995                                               9.22          489,967           .80               5.66              12
   1994                                              (2.52)         483,986           .81               5.43              15
   1993                                              18.24          515,938           .84               5.57               9
Ten months ended
   8/31/92                                            9.54          480,490           .79*              5.78*             14
5/22/91 to
   10/31/91                                           4.31          467,392           .75*              5.13*              3
CALIFORNIA QUALITY INCOME
Six months ended
   2/28/98                                            5.03          497,501           .78*              5.23*              3
Year ended 8/31:
   1997                                              10.74          489,961           .79               5.31               8
   1996                                               7.89          475,498           .79               5.37               6
   1995                                               9.57          471,064           .80               5.63              29
   1994                                              (1.41)         463,200           .80               5.35              12
   1993                                              17.56          489,215           .82               5.44              13
11/20/91 to
   8/31/92                                            7.06          457,950           .76*              5.05*             16
============================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

*  Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+   The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders.

+++ The amounts shown include distributions in excess of capital gains of $.011 for Common shareholders and $.003 for Preferred shareholders of California
Opportunity and $.007 for Common shareholders and $.002 for Preferred shareholders of California Quality Income.

Building Better Portfolios with Nuveen

Reducing the impact of taxes and moderating risk are important goals for many risk- sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.


EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.


MUTUAL FUNDS
Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


UNIT TRUSTS
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.



NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH
Nuveen Rittenhouse
Growth Fund

GROWTH AND INCOME
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

TAX-FREE INCOME
NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited-Term

STATE FUNDS
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin

Fund Information


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended February 28, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: JOHN NUVEEN, SR.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



GRAPHIC:

1898-1998
NUVEEN
OUR SECOND CENTURY helping investors sustain the wealth of a lifetime.(tm)


John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
www.nuveen.com

FSA-1-2.98